As filed with the Securities and Exchange Commission on November 29, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04255

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                   ------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                   Neuberger Berman Advisers Management Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------
NUMBER OF SHARES                      MARKET VALUE($)(+)        NUMBER OF SHARES                     MARKET VALUE($)(+)
COMMON STOCKS (59.0%)                                           FINANCIAL SERVICES (3.8%)
                                                                     9,000 AmeriCredit Corp.             224,910(*)
AEROSPACE (1.8%)                                                     2,000 Chicago Mercantile
    10,500 Precision Castparts           663,180                            Exchange                     956,500
    11,500 Rockwell Collins              630,660                     5,750 GFI Group                     317,917(*)
                                       -----------                   8,500 Moody's Corp.                 555,730
                                       1,293,840                    13,500 Nuveen Investments            691,605
BASIC MATERIALS (1.5%)                                                                                 -----------
    14,500 Airgas Inc.                   524,465                                                       2,746,662
     4,000 Albemarle Corp.               217,320                FOOD & BEVERAGE (0.2%)
     7,500 Ecolab Inc.                   321,150                     4,000 H.J. Heinz                    167,720
                                       -----------
                                       1,062,935                FOOD PRODUCTS (0.4%)
BIOTECHNOLOGY (2.5%)                                                 9,500 Corn Products
    21,000 Celgene Corp.                 909,300(*)                         International                309,130
     8,500 Gilead Sciences               583,950(*)
     4,500 Myogen, Inc.                  157,860(*)             HEALTH CARE (6.3%)
     5,250 Vertex Pharmaceuticals        176,663(*)                 13,000 Allscripts Healthcare
                                       -----------                          Solutions                    291,850(*)(E)
                                       1,827,773                    13,500 Cerner Corp.                  612,900(*)
BUSINESS SERVICES (6.2%)                                            23,200 Cytyc Corp.                   567,936(*)
    17,500 Alliance Data Systems         965,825(*)                  6,750 Gen-Probe                     316,507(*)
    36,000 CB Richard Ellis Group        885,600(*)                  6,500 Healthways, Inc.              289,900(*)
    10,000 Corporate Executive Board     899,100                     7,500 IMS Health                    199,800
     2,500 Corrections Corporation                                  10,500 Pharmaceutical Product
            of America                   108,389(*)                         Development                  374,745
     5,500 Iron Mountain                 236,170(*)                 15,000 Psychiatric Solutions         511,350(*)
     9,750 MasterCard, Inc. Class A      685,912                     5,000 Trimble Navigation            235,400(*)
    12,000 NeuStar, Inc.                 333,000(*)                 15,500 VCA Antech                    558,930(*)
       800 Stericycle, Inc.               56,096(*)                 20,500 Warner Chilcott Class A       272,650(*)(E)
     9,750 VeriFone Holdings             278,363(*)                  5,500 WellCare Health Plans         311,465(*)
                                       -----------                                                     -----------
                                       4,448,455                                                       4,543,433
CABLE SYSTEMS (0.3%)                                            INDUSTRIAL (4.0%)
     8,000 Liberty Global Class A        205,920(*)                  8,000 Danaher Corp.                 549,360
                                                                     9,500 Dover Corp.                   450,680
COMMUNICATIONS EQUIPMENT (0.5%)                                     20,100 Fastenal Co.                  775,257
     8,000 Harris Corp.                  355,920                     4,000 Fluor Corp.                   307,560
                                                                     7,500 Rockwell Automation           435,750
CONSUMER DISCRETIONARY (0.5%)                                        5,000 W.W. Grainger                 335,100
     8,000 Laureate Education            382,880(*)                                                    -----------
                                                                                                       2,853,707
CONSUMER STAPLES (1.1%)
     5,500 Dean Foods                    231,110(*)             LEISURE (3.4%)
    14,000 Shoppers Drug Mart            571,899                    10,500 Gaylord Entertainment         460,425(*)
                                       -----------                   8,500 Hilton Hotels                 236,725
                                         803,009                    16,200 Marriott International        625,968
ELECTRICAL & ELECTRONICS (0.4%)                                      4,000 Penn National Gaming          146,080(*)
     7,000 Molex Inc.                    272,790                    11,000 Scientific Games Class A      349,800(*)
                                                                    11,000 Station Casinos               636,130
ENERGY (4.5%)                                                                                          -----------
    25,500 Denbury Resources             736,950(*)                                                    2,455,128
    10,000 Dresser-Rand Group            204,000(*)
     6,500 GlobalSantaFe Corp.           324,935                MEDIA (1.4%)
     7,000 National-Oilwell Varco        409,850(*)                  5,000 E.W. Scripps                  239,650
    18,000 Range Resources               454,320                     4,500 Focus Media Holding ADR       260,640(*)
    12,400 Smith International           481,120                    10,500 Grupo Televisa GDS            223,230
     7,750 Western Oil Sands                                         5,500 Lamar Advertising             293,755(*)
           Class A                       198,300(*)                                                    -----------
    11,000 XTO Energy                    463,430                                                       1,017,275
                                       -----------
                                       3,272,905                MEDICAL EQUIPMENT (3.6%)
                                                                     6,000 C.R. Bard                     450,000

See Notes to Schedule of Investments

                                            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
NUMBER OF SHARES                       MARKET VALUE($)(+)       NUMBER OF SHARES                    MARKET VALUE($)(+)
     4,000 Conor Medsystems               94,280(*)             TOTAL COMMON STOCKS
     8,000 Hologic, Inc.                 348,160(*)             (COST $29,536,985)                  42,644,242
     1,800 Intuitive Surgical            189,810(*)                                                -------------
    14,500 Kyphon Inc.                   542,590(*)
    11,700 ResMed Inc.                   470,925(*)
    10,000 Varian Medical
            Systems                      533,900(*)
                                       -----------
                                       2,629,665
METALS (0.3%)
     4,000 Freeport-McMoRan
            Copper & Gold                213,040

PUBLISHING & BROADCASTING (0.3%)
     6,500 R.R. Donnelley                214,240

RETAIL (3.7%)
     5,000 Abercrombie & Fitch           347,400
    12,000 AnnTaylor Stores              502,320(*)
    27,500 Coach, Inc.                   946,000(*)
    15,000 Nordstrom, Inc.               634,500
     3,500 Polo Ralph Lauren             226,415
                                       -----------
                                       2,656,635
SEMICONDUCTORS (2.3%)
    12,000 MEMC Electronic Materials     439,560(*)
    16,000 Microchip Technology          518,720
    20,500 Microsemi Corp.               386,425(*)
     9,450 Varian Semiconductor
            Equipment                    346,815(*)
                                       -----------
                                       1,691,520
SOFTWARE (1.3%)
    13,000 Autodesk, Inc.                452,140(*)
     8,000 Citrix Systems                289,680(*)
     4,000 Electronic Arts               222,720(*)
                                       -----------
                                         964,540
TECHNOLOGY (4.2%)
     6,500 Akamai Technologies           324,935(*)
    30,000 Arris Group                   343,800(*)
     3,000 CheckFree Corp.               123,960(*)
    15,500 Cognizant Technology
            Solutions                  1,147,930(*)
     7,500 CommScope, Inc.               246,450(*)
    11,000 Jabil Circuit                 314,270
    10,000 Logitech International ADR    217,600(*)
     9,000 Network Appliance             333,090(*)
                                       -----------
                                       3,052,035
TELECOMMUNICATIONS (3.7%)
    18,300 American Tower                667,950(*)
    36,500 Dobson Communications         256,230(*)
    15,500 Leap Wireless International   751,595(*)
    16,000 NII Holdings                  994,560(*)
                                       -----------
                                       2,670,335
TRANSPORTATION (0.6%)
     9,500 C.H. Robinson Worldwide       423,510

UTILITIES (0.2%)
     4,000 Mirant Corp.                  109,240(*)

See Notes to Schedule of Investments

                                 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------
PRINCIPAL AMOUNT($)                                                       RATING        MARKET VALUE($)(+)
                                                                    Moody's     S&P
U.S. GOVERNMENT AGENCY SECURITIES (1.6%)
            700,000  Fannie Mae, Notes, 5.38%, due 8/15/09          AGY         AGY            708,478
            425,000  Freddie Mac, Notes, 4.38%, due 11/16/07        AGY         AGY            421,643(OO)
                                                                                       ---------------
                     TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                     (COST $1,130,098)                                                       1,130,121
                                                                                       ---------------
MORTGAGE-BACKED SECURITIES (19.1%)

ADJUSTABLE RATE MORTGAGES
            373,851  Adjustable Rate Mortgage Trust, Ser.
                     2005-10, Class 4A1, 5.39%, due 1/25/36         Aaa         AAA            372,741
            151,849  Banc of America Funding Corp., Ser. 2005-F,
                     Class 4A1, 5.38%, due 9/20/35                  Aaa         AAA            152,033
            380,254  Banc of America Funding Corp., Ser. 2005-H,
                     Class 7A1, 5.68%, due 11/20/35                             AAA            383,006
            288,125  Banc of America Funding Corp., Ser. 2006-A,
                     Class 3A2, 5.92%, due 2/20/36                              AAA            290,719
            525,000  Banc of America Funding Corp., Ser. 2006-H,
                     Class 2A3, 6.75%, due 9/20/46                              AAA            534,680
            842,096  Bear Stearns ALT-A Trust, Ser. 2006-3, Class
                     22A1, 6.24%, due 5/25/36                       Aaa         AAA            856,189
            729,914  Bear Stearns ALT-A Trust, Ser. 2006-4, Class
                     32A1, 6.49%, due 7/25/36                       Aaa         AAA            743,600
            773,918  Countrywide Home Loans, Ser. 2006-HYB3,
                     Class 1A1A, 5.55%, due 5/20/36                 Aaa         AAA            777,712
            511,828  Credit Suisse First Boston Mortgage
                     Securities Corp., Ser. 2004-AR4, Class 2A1,
                     4.70%, due 5/25/34                             Aaa         AAA            506,192
            383,178  First Horizon Mortgage Pass-Through Trust,
                      Ser. 2005-AR5, Class 2A1, 5.45%, due
                     11/25/35                                                   AAA            382,581
            381,261  GMAC Mortgage Corp. Loan Trust, Ser.
                     2006-AR1, Class 1A1, 5.63%, due 4/19/36        Aaa         AAA            382,435
            273,025  Harborview Mortgage Loan Trust, Floating
                     Rate, Ser. 2004-4, Class 3A, 2.98%, due
                     4/19/07                                        Aaa         AAA            267,776(u)
            476,733  Harborview Mortgage Loan Trust, Ser. 2006-3,
                     Class 1A1A, 6.47%, due 6/19/36                 Aaa         AAA            487,780
            372,124  Indymac INDX Mortgage Loan Trust, Ser.
                     2005-AR23, Class 2A1, 5.55%, due 11/25/35      Aaa         AAA            372,247
            819,461  Indymac INDX Mortgage Loan Trust, Ser.
                     2006-AR3, Class 2A1A, 6.41%, due 3/25/36       Aaa         AAA            836,308
            362,491  JP Morgan Mortgage Trust, Ser. 2005-ALT1,
                     Class 2A1, 5.64%, due 10/25/35                             AAA            363,204
            696,327  Master Adjustable Rate Mortgages Trust, Ser.
                     2005-6, Class 3A2, 5.05%, due 7/25/35          Aaa         AAA            692,301
            577,885  Merrill Lynch Mortgage Investors Trust, Ser.
                     2005-A1, Class 2A1, 4.57%, due 12/25/34                    AAA            568,840
            365,991  Nomura Asset Acceptance Corp., Ser.
                     2005-AR6, Class 2A1, 5.76%, due 12/25/35       Aaa         AAA            368,275
            878,447  Nomura Asset Acceptance Corp., Ser.
                     2006-AR2, Class 2A2, 6.60%, due 4/25/36        Aaa         AAA            899,013
            379,881  Residential Accredit Loans, Inc., Ser.
                     2005-QA10, Class A31, 5.62%, due 9/25/35       Aaa         AAA            381,031

COMMERCIAL MORTGAGE BACKED
            338,704  Banc of America Commercial Mortgage, Inc.,
                     Ser. 2005-1, Class A1, 4.36%, due 11/10/42                 AAA            336,129
            385,680  Banc of America Commercial Mortgage, Inc.,
                     Ser. 2005-6, Class A1, 5.00%, due 9/10/47      Aaa         AAA            384,551

See Notes to Schedule of Investments

                                       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
PRINCIPAL AMOUNT($)                                                      RATING               MARKET VALUE($)(+)
                                                                    Moody's     S&P
            387,373  Credit Suisse First Boston Mortgage
                     Securities Corp., Ser. 2005 C-6, Class A1,
                     4.94%, due 12/15/40                            Aaa         AAA            385,412
            408,154  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2005-LDP5, Class A1,
                     5.04%, due 12/15/44                            Aaa         AAA            406,735

MORTGAGE-BACKED NON-AGENCY
            223,680  Countrywide Home Loans, Ser. 2005-R2, Class
                     2A4, 8.50%, due 6/25/35                        Aaa         AAA            239,653(n)
            465,222  GSMPS Mortgage Loan Trust, Ser. 2005-RP2,
                     Class 1A4, 8.50%, due 3/25/35                  Aaa         AAA            494,928(n)
             96,008  GSMPS Mortgage Loan Trust, Ser. 2005-RP3,
                     Class 1A4, 8.50%, due 9/25/35                  Aaa         AAA            102,208

FANNIE MAE
            225,967  Whole Loan, Ser. 2004-W8, Class PT, 10.14%,
                     due 10/25/06                                   AGY         AGY            253,634(u)

FREDDIE MAC
             31,181  Pass-Through Certificates 5.00%, due 2/1/07    AGY         AGY             30,976
             37,829  Pass-Through Certificates 5.50%, due 2/1/07    AGY         AGY             37,734
            286,131  Pass-Through Certificates 8.00%, due 11/1/26   AGY         AGY            301,606
            196,087  Pass-Through Certificates 8.50%, due 10/1/30   AGY         AGY            210,102
                                                                                       ----------------
                     TOTAL MORTGAGE-BACKED SECURITIES (COST
                     $13,794,946)                                                           13,802,331
                                                                                       ----------------

CORPORATE DEBT SECURITIES (13.0%)
            160,000  Bank of America Corp., Senior Notes, 3.88%,
                     due 1/15/08                                    Aa2         AA-            157,316
            250,000  BankBoston NA, Subordinated Notes, 6.50%,
                     due 12/19/07                                   Aa2         AA-            252,554(OO)
            300,000  Bear Stearns Co., Inc., Notes, 4.00%, due
                     1/31/08                                        A1          A              295,437
            400,000  Berkshire Hathaway Finance, Notes, 3.40%,
                     due 7/2/07                                     Aaa         AAA            394,703(OO)
            300,000  Boeing Capital Corp., Senior Notes, 5.75%,
                     due 2/15/07                                    A2          A              300,569(OO)
            215,000  British Sky Broadcasting, Guaranteed Notes,
                     8.20%, due 7/15/09                             Baa2        BBB            230,340
            250,000  CIT Group, Inc., Senior Notes, 3.88%, due
                     11/3/08                                        A2          A              243,364(OO)
            500,000  Citigroup, Inc., Notes, 5.00%, due 3/6/07      Aa1         AA-            499,189(OO)
            100,000  Citigroup, Inc., Unsecured Notes, 4.25%, due
                     7/29/09                                        Aa1         AA-             97,848
            275,000  Comcast Cable Communications, Notes, 8.38%,
                     due 5/1/07                                     Baa2        BBB+           279,663(OO)
            190,000  DaimlerChrysler N.A. Holdings Corp.,
                     Guaranteed Notes, 4.05%, due 6/4/08            Baa1        BBB            185,537
            300,000  Diageo Finance BV, Guaranteed Notes, 3.00%,
                     due 12/15/06                                   A3          A-             298,586(OO)
            135,000  Enterprise Products Operating LP, Senior
                     Notes, 4.00%, due 10/15/07                     Baa3        BB+            132,947
            600,000  Goldman Sachs Group, Inc., Notes, 4.13%, due
                     1/15/08                                        Aa3         A+             592,359
            280,000  Hewlett-Packard Co., Notes, 5.50%, due
                     7/1/07                                         A3          A-             280,257
            300,000  HSBC Finance Corp., Notes, 4.13%, due
                     12/15/08                                       Aa3         AA-            293,476
            300,000  International Lease Finance Corp.,
                     Unsubordinated Notes, 3.50%, due 4/1/09        A1          AA-            287,686
            225,000  John Deere Capital Corp., Notes, 3.90%, due
                     1/15/08                                        A3          A-             221,211
            145,000  JP Morgan Chase & Co., Subordinated Notes,
                     7.25%, due 6/1/07                              A1          A              146,473(OO)
            250,000  Kraft Foods, Inc., Notes, 4.63%, due 11/1/06   A3          BBB+           249,822(OO)

See Notes to Schedule of Investments

                                       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
PRINCIPAL AMOUNT($)                                                      RATING               MARKET VALUE($)(+)
                                                                    Moody's     S&P
            190,000  Mallinckrodt Group, Inc., Notes, 6.50%, due
                     11/15/07                                       Baa3        BBB+           191,558(OO)
            175,000  MBNA Corp., Notes, 4.63%, due 9/15/08          Aa2         AA-            173,047
            300,000  Merrill Lynch & Co., Notes, 4.25%, due
                     9/14/07                                        Aa3         A+             296,978(OO)
            300,000  Merrill Lynch & Co., Medium-Term Notes, Ser.
                     B, 4.00%, due 11/15/07                         Aa3         A+             295,815
            285,000  Morgan Stanley, Bonds, 5.80%, due 4/1/07       Aa3         A+             285,475
            165,000  News America Holdings, Inc., Guaranteed
                     Notes, 7.38%, due 10/17/08                     Baa2        BBB            171,380
            200,000  Sprint Capital Corp., Guaranteed Notes,
                     6.00%, due 1/15/07                             Baa3        BBB+           200,214
            250,000  Time Warner Entertainment LP, Notes, 7.25%,
                     due 9/1/08                                     Baa2        BBB+           258,176(OO)
            300,000  Toyota Motor Credit Corp., Medium-Term
                     Notes, 2.70%, due 1/30/07                      Aaa         AAA            297,419(OO)
            300,000  U.S. Bank N.A., Notes, 2.85%, due 11/15/06     Aa1         AA             299,122
            290,000  Verizon Global Funding Corp., Senior
                     Unsecured Notes, 4.00%, due 1/15/08            A3          A              285,376
            250,000  Verizon Wireless Capital, Notes, 5.38%, due
                     12/15/06                                       A2          A              249,911(OO)
            450,000  Wachovia Corp., Notes, 4.95%, due 11/1/06      Aa3         A+             449,772(OO)
            285,000  Washington Mutual, Inc., Senior Notes,
                     5.63%, due 1/15/07                             A3          A-             285,133
            250,000  Wells Fargo & Co., Notes, 3.13%, due 4/1/09    Aa1         AA             238,465
                                                                                       ----------------
                      TOTAL CORPORATE DEBT SECURITIES (COST
                     $9,484,173)                                                             9,417,178
                                                                                       ----------------

FOREIGN GOVERNMENT SECURITIES(^) (1.6%)
  EUR       600,000  Bundesobligation 3.50%, due 10/10/08           Aaa         AAA            760,001
  EUR       330,000  Bundesobligation 3.25%, due 4/17/09            Aaa         AAA            415,160
                                                                                       ----------------
                     TOTAL FOREIGN GOVERNMENT SECURITIES (COST
                     $1,168,658)                                                             1,175,161
                                                                                       ----------------

ASSET-BACKED SECURITIES (4.2%)
            265,385  Chase Funding Mortgage Loan, Ser. 2003-6,
                     Class 1A3, 3.34%, due 5/25/26                  Aaa         AAA            260,609
            315,596  Ford Credit Auto Owner Trust, Ser. 2005-A,
                     Class A3, 3.48%, due 11/15/08                  Aaa         AAA            313,079
            200,000  John Deere Owner Trust, Ser. 2005-A, Class
                     A3, 3.98%, due 6/15/09                         Aaa         AAA            197,898
            805,688  JP Morgan Alternative Loan Trust, Ser.
                     2006-A2, Class 3A1, 5.95%, due 5/25/36                     AAA            814,372
            331,201  Lehman XS Trust, Ser. 2005-1, Class 2A1,
                     4.66%, due 10/25/06                            Aaa         AAA            326,539(u)
            362,530  Nissan Auto Receivables Owner Trust, Ser.
                     2005-A, Class A3, 3.54%, due 10/15/08          Aaa         AAA            359,550
            564,000  Nomura Asset Acceptance Corp., Ser. 2005-S3,
                     Class AIO, 20.00%, Interest Only Security,
                     due 8/25/35                                    Aaa         AAA             77,594
            849,809  Nomura Asset Acceptance Corp., Ser. 2005-S4,
                     Class AIO, 20.00%, Interest Only Security,
                     due 10/25/35                                   Aaa         AAA            136,733
            923,199  Nomura Asset Acceptance Corp., Ser.
                     2006-AP1, Class AIO, 4.50%, Interest Only
                     Security, due 1/25/36                          Aaa         AAA             32,601
            801,667  Nomura Asset Acceptance Corp., Ser. 2006-S2,
                     Class AIO, 10.00%, Interest Only Security,
                     due 4/25/36                                    Aaa         AAA             79,853(n)
            250,512  Saxon Asset Securities Trust, Ser. 2004-2,
                     Class AF2, 4.15%, due 8/25/35                  Aaa         AAA            248,237

See Notes to Schedule of Investments


                                       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
PRINCIPAL AMOUNT($)                                                      RATING               MARKET VALUE($)(+)
                                                                    Moody's     S&P
            170,123  USAA Auto Owner Trust, Ser. 2005-1, Class
                     A3, 3.90%, due 7/15/09                         Aaa         AAA            168,641
                                                                                       ----------------
                     TOTAL ASSET-BACKED SECURITIES (COST
                     $3,062,090)                                                             3,015,706
                                                                                       ----------------
REPURCHASE AGREEMENTS (0.7%)
            500,000  State Street Bank and Trust Co. Repurchase
                     Agreement, 4.95%, due 10/2/06, dated 9/29/06,
                     Maturity Value $500,206, Collateralized by
                     $520,000 Federal Home Loan Bank, Zero Coupon,
                     due 10/5/06 (Collateral Value $519,350)
                     (Number of Shares 500,000) (COST $ 500,000)                              500,000(#)
                                                                                       ----------------

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (1.1%)
            279,181  Neuberger Berman Prime Money Fund Trust
                     Class                                                                     279,181(@)
            525,601  Neuberger Berman Securities Lending Quality
                     Fund, LLC                                                                 525,601(++)
                                                                                       ----------------
                     TOTAL SHORT-TERM INVESTMENTS (COST $804,782)                              804,782(#)
                                                                                       ----------------

                     TOTAL INVESTMENTS (100.3%) (COST $59,481,732)                          72,489,521(##)

                     Liabilities, less cash, receivables and other assets [(0.3%)]           (221,268)
                                                                                       ----------------

                     TOTAL NET ASSETS (100.0%)                                             $72,268,253
                                                                                       ----------------





See Notes to Schedule of Investments

                                                       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Portfolio
------------------------------------------
NUMBER OF SHARES                              MARKET VALUE($)(+)    NUMBER OF SHARES                          MARKET VALUE($)(+)
COMMON STOCKS (89.6%)                                                   11,740 W.P. Stewart & Co.                  146,280
                                                                                                                -------------
BANKING (0.9%)                                                                                                     740,681
    11,200 Texas Capital Bancshares               209,664(*)

BANKING & FINANCIAL (4.5%)                                          HEALTH PRODUCTS & SERVICES (9.9%)
     7,570 Boston Private Financial                                      7,300 Apria Healthcare Group              144,102(*)
            Holdings                              211,052                6,400 Computer Programs and
    13,100 Wilshire Bancorp                       249,424                       Systems                            209,728
    10,920 Wintrust Financial                     547,638                4,700 Healthcare Services
                                               -------------                    Group                              118,252
                                                1,008,114                7,000 Healthspring, Inc.                  134,750(*)
BASIC MATERIALS (1.0%)                                                   3,780 ICU Medical                         171,914(*)
     9,320 AMCOL International                    232,161               16,140 K-V Pharmaceutical                  382,518(*)
                                                                         4,400 LCA-Vision                          181,764
BIOTECHNOLOGY (1.2%)                                                     4,700 MWI Veterinary Supply               157,591(*)
     5,460 Techne Corp.                           277,696(*)            13,310 STERIS Corp.                        320,239
                                                                        11,190 Young Innovations                   402,392
BUILDING, CONSTRUCTION & FURNISHING (1.2%)                                                                      -------------
    10,600 Interline Brands                       261,608(*)                                                     2,223,250
                                                                    INDUSTRIAL & COMMERCIAL PRODUCTS (5.0%)
BUSINESS SERVICES (7.3%)                                                 8,000 Actuant Corp.                       400,800
    13,600 Korn/Ferry                                                    5,000 Griffon Corp.                       119,350(*)
            International                         284,784(*)             4,500 Middleby Corp.                      346,770(*)
    15,500 Navigant Consulting                    310,930(*)            10,550 Modine Manufacturing                256,681
     6,130 Ritchie Bros. Auctioneers              328,630                                                       -------------
    20,665 Rollins, Inc.                          436,238                                                        1,123,601
     7,160 Watson Wyatt Worldwide                                   INSURANCE (2.3%)
            Class A                               292,987               11,300 American Equity
                                               -------------                    Investment Life Holding            138,651
                                                1,653,569               12,100 Amerisafe Inc.                      118,580(*)
CHEMICALS (1.1%)                                                         6,290 Hilb, Rogal and Hamilton            268,269
    12,800 Rockwood Holdings                      255,744(*)                                                    -------------
                                                                                                                   525,500
CONSUMER CYCLICAL - LEISURE & CONSUMER SERVICE (0.6%)               INTERNET (1.9%)
     4,300 Winnebago Industries                   134,934               16,100 j2 Global Communications            437,437(*)

CONSUMER DISCRETIONARY (0.7%)                                       MACHINERY & EQUIPMENT (5.5%)
     4,900 RC2 Corp.                              164,297(*)             9,900 Bucyrus International               419,958
                                                                         5,800 H&E Equipment Services              141,462(*)
CONSUMER PRODUCTS & SERVICES (2.4%)                                     10,910 IDEX Corp.                          469,675
     7,200 Central Garden & Pet                   347,472(*)             5,020 Regal-Beloit                        218,370
     6,608 Tootsie Roll Industries                193,680                                                       -------------
                                               -------------                                                     1,249,465
                                                  541,152           MANUFACTURING (0.8%)
DEFENSE (1.3%)                                                           6,800 Drew Industries                     171,768(*)
    12,200 ARGON ST                               292,434(*)

DISTRIBUTOR (3.7%)                                                  MATERIALS (1.2%)
     9,800 Houston Wire & Cable                   184,240(*)             9,650 Spartech Corp.                      258,331
     6,560 MSC Industrial Direct                  267,254
    12,800 ScanSource, Inc.                       388,224(*)        METALS (0.8%)
                                               -------------             7,600 RBC Bearings                        183,540(*)
                                                  839,718
ELECTRICAL & ELECTRONICS (0.9%)                                     OFFICE (1.1%)
    10,180 LoJack Corp.                           199,426(*)            10,700 Acco Brands                         238,182(*)

ENTERTAINMENT (1.5%)                                                OIL & GAS (1.3%)
     6,740 International Speedway                 335,922               10,700 Berry Petroleum Class A             301,312

FILTERS (1.3%)                                                      OIL SERVICES (5.4%)
     9,900 CLARCOR Inc.                           301,851                7,630 Bristow Group                       262,472(*)
                                                                         5,922 CARBO Ceramics                      213,370
FINANCIAL SERVICES (3.3%)                                                3,400 Hydril                              190,604(*)
     2,980 FactSet Research Systems               144,739               23,200 TETRA Technologies                  560,512(*)
    10,580 Financial Federal                      283,544                                                       -------------
     3,090 ITLA Capital                           166,118                                                        1,226,958

See Notes to Schedule of Investments

                                                       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Portfolio cont'd
-------------------------------------------------
NUMBER OF SHARES                              MARKET VALUE($)(+)
PUBLISHING & BROADCASTING (4.1%)
     7,550 Courier Corp.                            280,407
    20,640 Journal Communications                   232,613
     8,100 Meredith Corp.                           399,573
                                                -------------
                                                    912,593
RESTAURANTS (2.8%)
    10,600 Ruby Tuesday                             298,814
    20,050 Steak n Shake                            338,645(*)
                                                -------------
                                                    637,459
SEMICONDUCTORS (1.1%)
     8,710 Cabot Microelectronics                   251,022(*)

SPECIALTY RETAIL (0.7%)
     3,500 Guitar Center                            156,380(*)

TECHNOLOGY (4.5%)
    10,600 Kanbay International                     217,936(*)
     6,300 Landauer, Inc.                           319,725
    14,180 Methode Electronics                      134,852
    10,800 Online Resources &
            Communications                          132,300(*)
    11,720 Plantronics, Inc.                        205,451
                                                -------------
                                                  1,010,264
TRANSPORTATION (6.3%)
     9,250 Forward Air                              306,082
    21,973 Heartland Express                        344,537
    13,300 Hub Group Class A                        302,974(*)
    11,120 Landstar System                          474,824
                                                -------------
                                                  1,428,417
WASTE MANAGEMENT (2.0%)
     2,710 Stericycle, Inc.                         189,131(*)
     6,965 Waste Connections                        264,043(*)
                                                -------------
                                                    453,174
TOTAL COMMON STOCKS
(COST $18,522,949)                               20,237,624
                                                -------------
SHORT-TERM INVESTMENTS (10.2%)
 2,305,246 Neuberger Berman Prime
            Money Fund Trust
            Class(COST $2,305,246)                2,305,246(#)(@)
                                                -------------

TOTAL INVESTMENTS (99.8%)
(COST $20,828,195)                               22,542,870(##)
Cash, receivables and other assets, less
 liabilities (0.2%)                                  44,638
                                                -------------

TOTAL NET ASSETS (100.0%)                     $  22,587,508
                                                -------------

See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Growth Portfolio
----------------------------------------
NUMBER OF SHARES                          MARKET VALUE($)(+)          NUMBER OF SHARES                          MARKET VALUE($)(+)
COMMON STOCKS (99.7%)                                                       20,000  GFI Group                      1,105,800(*)
                                                                            36,000  Moody's Corp.                  2,353,680
AEROSPACE (3.2%)                                                            52,500  Nuveen Investments             2,689,575
      41,000  Precision Castparts            2,589,560                                                           ---------------
      47,000  Rockwell Collins               2,577,480                                                            10,849,705
                                           ---------------
                                             5,167,040                FOOD & BEVERAGE (0.8%)
BASIC MATERIALS (1.4%)                                                      17,500  Dean Foods                       735,350(*)
      64,000  Airgas, Inc.                   2,314,880                      15,000  H.J. Heinz                       628,950
                                                                                                                 ---------------
BIOTECHNOLOGY (5.3%)                                                                                               1,364,300
      79,500  Celgene Corp.                  3,442,350(*)(E)
      35,000  Gilead Sciences                2,404,500(*)             FOOD PRODUCTS (0.7%)
      18,300  Myogen, Inc.                     641,964(*)                   35,000  Corn Products International    1,138,900
      40,000  Pharmaceutical Product
               Development                   1,427,600                HARDWARE (0.4%)
      22,500  Vertex Pharmaceuticals           757,125(*)                   18,300  Network Appliance                677,283(*)
                                           ---------------
                                             8,673,539                HEALTH CARE (8.1%)
                                                                            50,000  Allscripts Healthcare
BUILDING, CONSTRUCTION & FURNISHING (0.3%)                                           Solutions                     1,122,500(*)(E)
      10,000  Corrections Corporation                                       55,000  Cerner Corp.                   2,497,000(*)
               of America                      433,556(*)                   25,000  Gen-Probe                      1,172,250(*)
                                                                            18,500  Healthways, Inc.                 825,100(*)
BUSINESS SERVICES (11.2%)                                                   29,000  IMS Health                       772,560
      15,000  Albemarle Corp.                  814,950                      60,000  Psychiatric Solutions          2,045,400(*)(E)
      65,000  Alliance Data Systems          3,587,350(*)                   68,000  VCA Antech                     2,452,080(*)
     135,000  CB Richard Ellis Group         3,321,000(*)                   78,700  Warner Chilcott Class A        1,046,710(*)(E)
      37,000  Corporate Executive Board      3,326,670                      22,500  WellCare Health Plans          1,274,175(*)(E)
      22,000  Iron Mountain                    944,680(*)                                                        ---------------
      31,500  Laureate Education             1,507,590(*)                                                         13,207,775
      35,000  MasterCard, Inc. Class A       2,462,250(E)
       3,000  Stericycle, Inc.                 210,360(*)             INDUSTRIAL (6.8%)
      20,000  Trimble Navigation               941,600(*)                   34,000  Danaher Corp.                  2,334,780
      37,500  VeriFone Holdings              1,070,625(*)                   38,000  Dover Corp.                    1,802,720
                                           ---------------                  82,500  Fastenal Co.                   3,182,025
                                            18,187,075                      15,000  Fluor Corp.                    1,153,350
                                                                            28,500  Rockwell Automation            1,655,850
CABLE SYSTEMS (0.5%)                                                        15,000  W.W. Grainger                  1,005,300
      32,500  Liberty Global Class A           836,550(*)                                                        ---------------
                                                                                                                  11,134,025
COMMUNICATIONS EQUIPMENT (0.8%)
      30,000  Harris Corp.                   1,334,700                LEISURE (5.9%)
                                                                            41,500  Gaylord Entertainment          1,819,775(*)
CONSUMER STAPLES (1.2%)                                                     27,500  Hilton Hotels                    765,875
      46,000  Shoppers Drug Mart             1,879,096                      72,000  Marriott International         2,782,080
                                                                            15,000  Penn National Gaming             547,800(*)
DIAGNOSTIC EQUIPMENT (1.5%)                                                 41,500  Scientific Games Class A       1,319,700(*)
      97,000  Cytyc Corp.                    2,374,560(*)                   40,000  Station Casinos                2,313,200
                                                                                                                 ---------------
ELECTRICAL & ELECTRONICS (0.6%)                                                                                    9,548,430
      25,000  Molex Inc.                       974,250
                                                                      MEDIA (2.3%)
ENERGY (7.1%)                                                               18,500  E.W. Scripps                     886,705
      97,500  Denbury Resources              2,817,750(*)                   17,000  Focus Media Holding ADR          984,640(*)
      24,500  GlobalSantaFe Corp.            1,224,755                      40,000  Grupo Televisa GDS               850,400
      30,000  National-Oilwell Varco         1,756,500(*)                   20,000  Lamar Advertising              1,068,200(*)
      73,750  Range Resources                1,861,450                                                           ---------------
      50,500  Smith International            1,959,400                                                             3,789,945
      45,000  XTO Energy                     1,895,850
                                           ---------------            MEDICAL EQUIPMENT (5.9%)
                                            11,515,705                      20,000  C.R. Bard                      1,500,000
                                                                            15,000  Conor Medsystems                 353,550(*)
FINANCIAL SERVICES (6.7%)                                                   31,500  Hologic, Inc.                  1,370,880(*)
      35,000  AmeriCredit Corp.                874,650(*)                   58,000  Kyphon Inc.                    2,170,360(*)
       8,000  Chicago Mercantile Exchange    3,826,000

See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Growth Portfolio cont'd
-----------------------------------------------
NUMBER OF SHARES                          MARKET VALUE($)(+)          NUMBER OF SHARES                          MARKET VALUE($)(+)
      44,500  ResMed Inc.                    1,791,125(*)             TOTAL COMMON STOCKS
      45,500  Varian Medical Systems         2,429,245(*)             (COST $110,596,516)                        162,386,173
                                           ---------------                                                       ---------------
                                             9,615,160
                                                                      SHORT-TERM INVESTMENTS (8.4%)
METALS (0.4%)                                                                    1  Neuberger Berman Prime
      12,500  Freeport-McMoRan                                                       Money Fund Trust Class                1(@)
               Copper & Gold                   665,750                  13,663,301  Neuberger Berman
                                                                                     Securities Lending
OIL & GAS (1.0%)                                                                     Quality Fund, LLC            13,663,301(++)
      40,000  Dresser-Rand Group               816,000(*)                                                        ---------------
      35,000  Western Oil Sands Class A        895,549(*)
                                           ---------------            TOTAL SHORT-TERM INVESTMENTS
                                             1,711,549                (COST $13,663,302)                          13,663,302(#)
                                                                                                                 ---------------
PUBLISHING & BROADCASTING (0.5%)
      25,000  R.R. Donnelley                   824,000                TOTAL INVESTMENTS (108.1%)
                                                                      (COST $124,259,818)                        176,049,475(##)
RETAIL (6.3%)                                                         Liabilities, less cash, receivables
      19,500  Abercrombie & Fitch            1,354,860                 and other assets [(8.1%)]                 (13,178,549)
      44,500  AnnTaylor Stores               1,862,770(*)(E)                                                     ---------------
     105,000  Coach, Inc.                    3,612,000(*)(E)
      58,500  Nordstrom, Inc.                2,474,550                TOTAL NET ASSETS (100.0%)              $   162,870,926
      15,000  Polo Ralph Lauren                970,350                                                           ---------------
                                           ---------------
                                            10,274,530

SEMICONDUCTORS (4.1%)
      45,000  MEMC Electronic Materials      1,648,350(*)
      70,000  Microchip Technology           2,269,400
      77,500  Microsemi Corp.                1,460,875(*)
      37,750  Varian Semiconductor
               Equipment                     1,385,425(*)
                                           ---------------
                                             6,764,050

SOFTWARE (2.3%)
      53,000  Autodesk, Inc.                 1,843,340(*)
      30,000  Citrix Systems                 1,086,300(*)
      15,000  Electronic Arts                  835,200(*)
                                           ---------------
                                             3,764,840

TECHNOLOGY (5.6%)
      26,000  Akamai Technologies            1,299,740(*)
     110,000  Arris Group                    1,260,600(*)
      10,000  CheckFree Corp.                  413,200(*)
      60,000  Cognizant Technology
               Solutions                     4,443,600(*)
      28,500  CommScope, Inc.                  936,510(*)
      36,000  Logitech International ADR       783,360(*)
                                           ---------------
                                             9,137,010

TELECOMMUNICATIONS (7.5%)
      80,000  American Tower                 2,920,000(*)
     120,000  Dobson Communications            842,400(*)
      65,000  Leap Wireless International    3,151,850(*)
      45,000  NeuStar, Inc.                  1,248,750(*)
      65,000  NII Holdings                   4,040,400(*)
                                           ---------------
                                            12,203,400

TRANSPORTATION (1.0%)
      35,000  C.H. Robinson Worldwide        1,560,300

UTILITIES (0.3%)
      17,000  Mirant Corp.                     464,270(*)

See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Guardian Portfolio
------------------------------------------
NUMBER OF SHARES                       MARKET VALUE($)(+)              NUMBER OF SHARES                       MARKET VALUE($)(+)
COMMON STOCKS (97.4%)                                                  OIL SERVICES (0.6%)
                                                                           15,200  Schlumberger Ltd.               942,856
AUTOMOTIVE (5.8%)
    87,950  BorgWarner, Inc.              5,028,101                    PHARMACEUTICAL (3.5%)
    36,200  Toyota Motor ADR              3,942,180                        93,375  Novartis AG ADR               5,456,835
                                       -----------------
                                          8,970,281                    REAL ESTATE (0.3%)
                                                                            7,200  AMB Property                    396,792
BANKING & FINANCIAL (7.5%)
   153,275  Bank of New York              5,404,476                    TECHNOLOGY (3.8%)
    97,450  State Street                  6,080,880                       211,950  National Instruments          5,794,713
                                       -----------------
                                         11,485,356                    TECHNOLOGY - SEMICONDUCTOR (9.7%)
                                                                          404,375  Altera Corp.                  7,432,413(*)
CABLE SYSTEMS (8.7%)                                                      226,125  Texas Instruments             7,518,656
   147,125  Comcast Corp. Class A                                                                             -----------------
             Special                      5,415,671(*)(E)                                                       14,951,069
   201,220  Liberty Global Class A        5,179,403(*)
   112,670  Liberty Global Class C        2,823,510(*)                 TECHNOLOGY - SEMICONDUCTOR CAPITAL EQUIPMENT (3.1%)
                                       -----------------                  362,450  Teradyne, Inc.                4,769,842(*)
                                         13,418,584
                                                                       TRANSPORTATION (2.8%)
CONSUMER DISCRETIONARY (2.4%)                                             101,620  Canadian National Railway     4,261,943
    51,450  V.F. Corp.                    3,753,278
                                                                       UTILITIES (4.3%)
CONSUMER STAPLES (1.3%)                                                   527,653  National Grid                 6,594,576
    39,400  Costco Wholesale              1,957,392(E)
                                                                       WASTE MANAGEMENT (4.4%)
ENERGY (2.0%)                                                              34,100  Republic Services             1,371,161
    46,400  BP PLC ADR                    3,042,912                       147,950  Waste Management              5,426,806
                                                                                                              -----------------
FINANCIAL SERVICES (8.1%)                                                                                        6,797,967
   124,400  Citigroup Inc.                6,178,948
    51,650  Freddie Mac                   3,425,944                    TOTAL COMMON STOCKS
    16,600  Goldman Sachs                 2,808,222                    (COST $112,765,702)                     149,769,207
                                       -----------------                                                      -----------------
                                         12,413,114
                                                                       SHORT-TERM INVESTMENTS (3.5%)
HEALTH PRODUCTS & SERVICES (3.8%)                                       2,770,622  Neuberger Berman Prime
   119,350  UnitedHealth Group            5,872,020                                 Money Fund Trust Class       2,770,622(@)
                                                                        2,651,201  Neuberger Berman
INDUSTRIAL (7.0%)                                                                   Securities Lending
    39,125  3M Co.                        2,911,683                                 Quality Fund, LLC            2,651,201(++)
   114,375  Danaher Corp.                 7,854,131                                                           -----------------
                                       -----------------
                                         10,765,814                    TOTAL SHORT-TERM INVESTMENTS
                                                                       (COST $5,421,823)                         5,421,823(#)
INSURANCE (6.3%)                                                                                              -----------------
   105,700  Progressive Corp.             2,593,878
   188,350  Willis Group Holdings         7,157,300                    TOTAL INVESTMENTS (100.9%)
                                       -----------------               (COST $118,187,525)                     155,191,030(##)
                                          9,751,178                    Liabilities, less cash, receivables
                                                                        and other assets [(0.9%)]               (1,365,891)
LIFE SCIENCE TOOLS & SUPPLIES (2.0%)                                                                          -----------------
    49,700  Millipore Corp.               3,046,610(*)
                                                                       TOTAL NET ASSETS (100.0%)           $   153,825,139
MEDIA (7.2%)                                                                                                  -----------------
   148,775  E.W. Scripps                  7,130,786
   193,439  Liberty Media Holding
             Interactive Class A          3,942,287(*)
                                       -----------------
                                         11,073,073

OIL & GAS (2.8%)
    22,400  Cimarex Energy                  788,256
    89,900  Newfield Exploration          3,464,746(*)
                                       -----------------
                                          4,253,002

See Notes to Schedule of Investments

                             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Portfolio
--------------------------------------------------
PRINCIPAL AMOUNT($)                                                RATING           MARKET VALUE($)(+)
                                                                 Moody's     S&P
CORPORATE DEBT SECURITIES (96.5%)
     30,000  AES Corp., Senior Secured Notes, 8.75%, due
             5/15/13                                             Ba3         BB-         32,175(n)
      5,000  AES Corp., Senior Notes, 7.75%, due 3/1/14          B1          B            5,200
     50,000  Allied Waste North America, Inc., Secured Notes,
             Ser. B, 5.75%, due 2/15/11                          B2          BB-         47,937
     20,000  AMC Entertainment, Inc., Guaranteed Notes, Ser. B,
             8.63%, due 8/15/12                                  Ba3         B-          20,650
     10,000  AMC Entertainment, Inc., Guaranteed Notes,
             11.00%, due 2/1/16                                  B3          CCC+        10,900
     10,000  American Cellular Corp., Senior Notes, Ser. B,
             10.00%, due 8/1/11                                  B3          CCC         10,475
     35,000  American Real Estate Partners L.P., Senior Notes,
             8.13%, due 6/1/12                                   Ba3         BB+         35,875
     45,000  AmeriGas Partners, L.P., Senior Unsecured Notes,
             7.25%, due 5/20/15                                  B1                      44,831
     35,000  AMF Bowling Worldwide, Inc., Senior Subordinated
             Notes, 10.00%, due 3/1/10                           B3          CCC+        36,312
     30,000  Amscan Holdings, Inc., Senior Subordinated Notes,
             8.75%, due 5/1/14                                   Caa1        CCC+        27,150
     70,000  Arch Western Finance Corp., Senior Notes, 6.75%,
             due 7/1/13                                          B1          BB-         67,200
     15,000  Autonation, Inc., Guaranteed Notes, 7.00%, due
             4/15/14                                             Ba2         BB+         14,963(n)
     30,000  Ball Corp., Guaranteed Notes, 6.88%, due 12/15/12   Ba1         BB          30,225
     35,000  Blockbuster, Inc., Senior Subordinated Notes,
             9.00%, due 9/1/12                                   Caa2        CCC         32,112
     30,000  Bowater, Inc., Debentures, 9.00%, due 8/1/09        B2          B+          31,050
     50,000  Cardtronics, Inc., Senior Subordinated Notes,
             9.25%, due 8/15/13                                  B3          B-          51,250(n)
     25,000  CCH I LLC, Secured Notes, 11.00%, due 10/1/15       Caa2        CCC-        22,750
     20,000  CCH II LLC, Senior Notes, 10.25%, due 9/15/10       Caa2        CCC-        20,400
     65,000  CDRV Investors, Inc., Senior Disc. Notes, 9.63%,
             due 1/1/15                                          Caa2        B-          48,100
     10,000  Centennial Cell., Guaranteed Notes, 10.13%, due
             6/15/13                                             B2          CCC         10,625
     20,000  Charter Communications Operating LLC, Senior
             Notes, 8.00%, due 4/30/12                           B3          B-          20,150(n)
     25,000  Chemtura Corp., Guaranteed Notes, 6.88%, due
             6/1/16                                              Ba1         BB+         24,656
     50,000  Chesapeake Energy Corp., Senior Notes, 7.50%,
             due 9/15/13                                         Ba2         BB          50,750
     20,000  Chukchansi Economic Development Authority,
             Senior Notes, 8.00%, due 11/15/13                   B2          BB-         20,525(n)
     55,000  CMP Susquehanna Corp., Senior Subordinated
             Notes, 9.88%, due 5/15/14                           B3          CCC         51,700(n)
     50,000  CMS Energy Corp., Senior Notes, 7.75%, due
             8/1/10                                              Ba3         B+          52,500
     30,000  Constellation Brands, Inc., Guaranteed Notes,
             7.25%, due 9/1/16                                   Ba2         BB          30,338
     40,000  Crown Americas, Senior Notes, 7.75%, due
             11/15/15                                            B1          B           40,500
     30,000  CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%,
             due 7/15/09                                         B2          B+          31,050
     25,000  Dean Foods Co., Guaranteed Notes, 7.00%, due
             6/1/16                                              Ba2         BB-         25,000
     10,000  Dex Media West LLC, Senior Notes, 8.50%, due
             8/15/10                                             B1          B           10,325




See Notes to Schedule of Investments

                             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Portfolio cont'd
---------------------------------------------------------
PRINCIPAL AMOUNT($)                                                RATING           MARKET VALUE($)(+)
                                                                 Moody's       S&P
     20,000  Dex Media West LLC, Senior Subordinated Notes,
             Ser. B, 9.88%, due 8/15/13                            B2          B           21,600
     25,000  Dex Media, Inc., Disc. Notes, 9.00%, due 11/15/13     B3          B           21,063
     15,000  DirecTV Holdings LLC, Senior Notes, 8.38%, due
             3/15/13                                               Ba3         BB-         15,544
     20,000  DirecTV Holdings LLC, Guaranteed Notes, 6.38%,
             due 6/15/15                                           Ba3         BB-         18,800
     25,000  Dobson Cellular Systems, Secured Notes, 8.38%,
             due 11/1/11                                           Ba3         B           25,969
     20,000  Dollarama Group L.P., Senior Subordinated Notes,
             8.88%, due 8/15/12                                    B2          B-          20,400
     20,000  Dycom Industries, Inc., Notes, 8.13%, due 10/15/15    Ba3         B+          20,200
     25,000  EchoStar DBS Corp., Senior Notes, 5.75%, due
             10/1/08                                               Ba3         BB-         24,781
     40,000  Echostar DBS Corp., Senior Notes, 7.00%, due
             10/1/13                                               Ba3         BB-         39,193(n)(O)
     15,000  EchoStar DBS Corp., Guaranteed Notes, 6.63%,
             due 10/1/14                                           Ba3         BB-         14,269
     20,000  EchoStar DBS Corp., Guaranteed Notes, 7.13%,
             due 2/1/16                                            Ba3         BB-         19,325(n)
     20,000  Education Management LLC, Senior Notes, 8.75%,
             due 6/1/14                                            B2          CCC+        20,200(n)
     20,000  Education Management LLC, Senior Subordinated
             Notes, 10.25%, due 6/1/16                             Caa1        CCC+        20,450(n)
     45,000  El Paso Natural Gas Co., Senior Notes, Ser. A,
             7.63%, due 8/1/10                                     Ba1         B+          46,350
     50,000  El Paso Natural Gas Co., Notes, 8.38%, due 6/15/32    Ba1         B+          57,240
     25,000  Entercom Radio/Capital, Guaranteed Senior Notes,
             7.63%, due 3/1/14                                     Ba2         B+          24,406
     20,000  Equistar Chemicals, L.P., Senior Notes, 10.63%,
             due 5/1/11                                            B1          BB-         21,450
     25,000  Ferrellgas L.P., Senior Notes, 6.75%, due 5/1/14      Ba3         B+          24,438
     50,000  Flextronics Intl., Ltd., Senior Subordinated Notes,
             6.50%, due 5/15/13                                    Ba2         BB-         49,500
     80,000  Ford Motor Credit Co., Notes, 7.38%, due 10/28/09     B1          B           77,744
     45,000  Ford Motor Credit Co., Senior Unsecured Notes,
             9.75%, due 9/15/10                                    B1          B           46,461(n)
     80,000  Ford Motor Credit Co., Bonds, 7.38%, due 2/1/11       B1          B           76,786
     10,000  Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08    B1          B+          10,263
     40,000  Forest Oil Corp., Guaranteed Senior Notes, 7.75%,
             due 5/1/14                                            B1          B+          40,400
     45,000  Freescale Semiconductor, Inc., Senior Notes,
             7.13%, due 7/15/14                                    Ba1         BB+         48,262
     70,000  General Motors Acceptance Corp., Notes, 6.88%,
             due 9/15/11                                           Ba1         BB          69,629(OO)
     75,000  General Motors Acceptance Corp., Notes, 7.00%,
             due 2/1/12                                            Ba1         BB          74,753
     50,000  General Motors Corp., Senior Unsecured
             Debentures, 8.25%, due 7/15/23                        Caa1        B-          43,312
     30,000  Goodyear Tire & Rubber Co., Senior Notes, 9.00%,
             due 7/1/15                                            B2          B-          30,450
     20,000  Graphic Packaging Intl. Corp., Senior Subordinated
             Notes, 9.50%, due 8/15/13                             B3          B-          20,450
     10,000  GSC Holdings Corp., Guaranteed Notes, 8.00%,
             due 10/1/12                                           B1          B+          10,300
     30,000  HCA, Inc., Senior Notes, 7.88%, due 2/1/11            Ba2         BB+         28,688
     20,000  HCA, Inc., Notes, 6.30%, due 10/1/12                  Ba2         BB+         16,925
     20,000  Host Marriott L.P., Senior Notes, 7.13%, due 11/1/13  Ba2         BB          20,250
     85,000  Houghton Mifflin Co., Senior Notes, 8.25%, due
             2/1/11                                                B1          CCC+        87,337



See Notes to Schedule of Investments

                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Portfolio cont'd
---------------------------------------------------------
PRINCIPAL AMOUNT($)                                                  RATING           MARKET VALUE($)(+)
                                                                   Moody's     S&P
     30,000  IMC Global, Inc., Guaranteed Notes, Ser. B,
             10.88%, due 6/1/08                                    Ba3         BB          31,987
     80,000  Intelsat Subsidiary Holdings Co. Ltd., Guaranteed
             Notes, 8.63%, due 1/15/15                             B2          B+          81,800
     20,000  Iron Mountain, Inc., Guaranteed Senior
             Subordinated  Notes, 8.63%, due 4/1/13                B3          B           20,450
     40,000  JC Penney Corp, Inc., Debentures, 8.13%, due
             4/1/27                                                Baa3        BBB-        41,326
     55,000  Jean Coutu Group PJC, Inc., Senior Subordinated
             Notes, 8.50%, due 8/1/14                              Caa2        B-          52,937
     20,000  Kinder Morgan, Inc., Senior Notes, 6.50%, due 9/1/12  Baa2        BBB         20,016
     50,000  Knowledge Learning Center, Guaranteed Notes,
             7.75%, due 2/1/15                                     B2          B-          46,750(n)
     60,000  L-3 Communications Corp., Guaranteed Senior
             Subordinated Notes, 7.63%, due 6/15/12                Ba3         BB+         61,800
     10,000  L-3 Communications Corp., Senior Subordinated
             Notes, 5.88%, due 1/15/15                             Ba3         BB+          9,500
     30,000  Language Line, Inc., Senior Subordinated Notes,
             11.13%, due 6/15/12                                   B3          CCC+        29,175
     20,000  Le-Natures, Inc., Senior Subordinated Notes, 9.00%,
             due 6/15/13                                           B3          CCC+        20,600(n)
     30,000  Levi Strauss & Co., Senior Notes, 9.75%, due
             1/15/15                                               B3          B-          31,125
     20,000  LIN Television Corp., Senior Subordinated Notes,
             6.50%, due 5/15/13                                    Ba3         B-          18,650
     10,000  LIN Television Corp., Guaranteed Notes, 6.50%,
             due 5/15/13                                           Ba3         B-           9,325
     10,000  Lyondell Chemical Co., Guaranteed Notes, 8.25%,
             due 9/15/16                                           B1          B+          10,150
     40,000  Massey Energy Co., Senior Notes, 6.63%, due
             11/15/10                                              B2          B+          39,000
     10,000  Massey Energy Co., Senior Guaranteed Notes,
             6.88%, due 12/15/13                                   B2          B+           9,050
     15,000  Methanex Corp., Senior Notes, 8.75%, due 8/15/12      Ba1         BBB-        16,163
     14,876  MidWest Generation LLC, Pass-Through
             Certificates, Ser. A, 8.30%, due 7/2/09               Ba2         BB-         15,174
     30,000  MidWest Generation LLC, Secured Notes, 8.75%,
             due 5/1/34                                            Ba2         B+          32,025
     60,000  Mirant Americas Generation, Inc., Senior Unsecured
             Notes, 8.30%, due 5/1/11                              Caa1        B-          60,075
     50,000  Mohegan Tribal Gaming, Senior Subordinated
             Notes, 6.38%, due 7/15/09                             Ba2         B+          49,625
     20,000  Mohegan Tribal Gaming, Senior Subordinated
             Notes, 8.00%, due 4/1/12                              Ba2         B+          20,700
     40,000  Monitronics International, Inc., Senior Subordinated
             Notes, 11.75%, due 9/1/10                             B3          B-          38,700
      5,000  Movie Gallery, Senior Unsecured Notes, 11.00%,
             due 5/1/12                                            Caa2        CCC-         3,200
     10,000  Multiplan, Inc., Senior Subordinated Notes, 10.38%,
             due 4/15/16                                           Caa1        B-          10,050(n)
     10,000  National Mentor Holdings, Inc., Senior Subordinated
             Notes, 11.25%, due 7/1/14                             Caa1        CCC+        10,400(n)
     30,000  Newfield Exploration Co., Senior Notes, 7.63%, due
             3/1/11                                                Ba1         BB+         30,937
     95,000  Nextel Communications, Senior Notes, Ser. E,
             6.88%, due 10/31/13                                   Baa3        BBB+        96,705
     75,000  Nordic Telephone Co. Holdings, Senior Notes,
             8.88%, due 5/1/16                                     B2          B           78,844(n)



See Notes to Schedule of Investments

                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Portfolio cont'd
---------------------------------------------------------
PRINCIPAL AMOUNT($)                                                  RATING           MARKET VALUE($)(+)
                                                                   Moody's     S&P
     25,000  NPC International, Inc., Senior Subordinated Notes,
             9.50%, due 5/1/14                                     Caa1        B-          24,625(n)
     20,000  NRG Energy, Inc., Senior Notes, 7.38%, due 2/1/16     B1          B-          19,875
     15,000  Omnicare, Inc., Senior Subordinated Notes, 6.13%,
             due 6/1/13                                            Ba2         BB+         14,175
      5,000  Omnicare, Inc., Senior Subordinated Notes, 6.75%,
             due 12/15/13                                          Ba2         BB+          4,888
     18,000  Owens-Brockway Glass Container, Inc., Senior
             Guaranteed Notes, 8.88%, due 2/15/09                  Ba2         BB-         18,495
     40,000  Owens-Brockway Glass Container, Inc., Senior
             Secured Notes, 8.75%, due 11/15/12                    Ba2         BB-         42,200
     20,000  Paxson Communications, Secured Floating Rate
             Notes, 8.76%, due 10/16/06                            B1          CCC+        20,150(u)(n)
     50,000  Paxson Communications, Secured Floating Rate
             Notes, 11.76%, due 10/16/06                           Caa2        CCC-        50,375(u)(n)
     30,000  Peabody Energy Corp., Senior Guaranteed Notes,
             Ser. B, 6.88%, due 3/15/13                            Ba1         BB          29,550
     20,000  Pioneer Natural Resources Co., Senior Notes,
             5.88%, due 7/15/16                                    Ba1         BB+         18,728
     10,000  Plains E&P Co., Senior Notes, 7.13%, due 6/15/14      Ba2         BB-         10,450
     30,000  Pokagon Gaming Authority, Senior Notes, 10.38%,
             due 6/15/14                                           B3          B           31,987(n)
     30,000  PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13        B3          B-          28,500
     45,000  Primedia, Inc., Guaranteed Notes, 8.88%, due
             5/15/11                                               B2          B           43,987
     20,000  Qwest Corp., Senior Notes, 7.88%, due 9/1/11          Ba2         BB          21,000
     70,000  Qwest Corp., Notes, 8.88%, due 3/15/12                Ba2         BB          76,387
     30,000  Qwest Corp., Senior Notes, 7.50%, due 10/1/14         Ba2         BB          30,975(n)
     80,000  R.H. Donnelley Corp., Senior Notes, 8.88%, due
             1/15/16                                               B3          B           80,200
      5,000  Rayovac Corp., Senior Subordinated Notes, 8.50%,
             due 10/1/13                                           Caa2        CCC          4,325
     50,000  Rogers Cable, Inc., Secured Notes, 7.88%, due
             5/1/12                                                Ba2         BB+         53,375
     40,000  Rogers Wireless, Inc., Secured Notes, 7.25%, due
             12/15/12                                              Ba2         BB          41,850
     15,000  Rural/Metro Corp., Guaranteed Notes, 9.88%, due
             3/15/15                                               B3          CCC+        15,506
     15,000  San Pasqual Casino, Notes, 8.00%, due 9/15/13         B2          B+          15,263(n)
     25,000  Sensata Technologies BV, Senior Notes, 8.00%,
             due 5/1/14                                            B3          B-          24,313(n)
     30,000  Service Corp. International, Senior Notes, 7.70%,
             due 4/15/09                                           B1          BB-         30,787
     20,000  Service Corp. International, Senior Notes, 7.38%,
             due 10/1/14                                           B1          BB-         20,125(n)
     20,000  Service Corp. International, Senior Notes, 7.63%,
             due 10/1/18                                           B1          BB-         20,075(n)
     30,000  Shaw Communications, Inc., Senior Notes, 8.25%,
             due 4/11/10                                           Ba2         BB+         31,650
     20,000  Spectrum Brands, Inc., Guaranteed Notes, 7.38%,
             due 2/1/15                                            Caa2        CCC         16,000
     20,000  Spheris, Inc., Senior Subordinated Notes, 11.00%,
             due 12/15/12                                          Caa1        CCC         18,750
     55,000  Station Casinos, Inc., Senior Notes, 6.00%, due
             4/1/12                                                Ba2         BB-         53,075
     30,000  Station Casinos, Inc., Senior Subordinated Notes,
             6.88%, due 3/1/16                                     Ba3         B+          28,125
     10,000  Station Casinos, Inc., Senior Unsecured Notes,
             7.75%, due 8/15/16                                    Ba2         BB-         10,375
     40,000  Stena AB, Senior Notes, 7.00%, due 12/1/16            Ba3         BB-         37,700


See Notes to Schedule of Investments

                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Portfolio cont'd
---------------------------------------------------------
PRINCIPAL AMOUNT($)                                                  RATING           MARKET VALUE($)(+)
                                                                   Moody's     S&P

     10,000  SunGard Data Systems, Inc., Guaranteed Notes,         Caa1        B-          10,350
             9.13%, due 8/15/13
     15,000  Targa Resources, Inc., Guaranteed Notes, 8.50%,       B3          B-          14,963(n)
             due 11/1/13
     10,000  TECO Energy, Inc., Senior Notes, 7.50%, due           Ba2         BB          10,500
             6/15/10
     20,000  TECO Energy, Inc., Senior Notes, 6.75%, due           Ba2         BB          20,500
             5/1/15
     50,000  TFM SA de C.V., Senior Notes, 9.38%, due 5/1/12       B3          B-          53,000
     20,000  Transcontinental Gas Pipe Line Corp., Notes,          Ba1         BB-         19,950
              6.25%, due 1/15/08
     20,000  Transcontinental Gas Pipe Line Corp., Senior Notes,   Ba1         BB-         19,775(n)
             6.40%, due 4/15/16
     10,000  Triad Hospitals, Inc., Senior Subordinated Notes,     B2          B+           9,713
             7.00%, due 11/15/13
     40,000  TXU Corp., Senior Notes, Ser. P, 5.55%, due           Ba1         BB+         37,791
             11/15/14
     20,000  United Rentals N.A., Inc., Guaranteed Notes, 6.50%,   B1          B+          19,300
             due 2/15/12
     20,000  US Oncology, Inc., Senior Floating Rate Notes,        B3          B-          20,400(u)
             10.68%, due 3/15/07
     15,000  US Oncology, Inc., Guaranteed Notes, 9.00%, due       B2          B-          15,525
             8/15/12
     50,000  Ventas Realty L.P., Guaranteed Notes, 6.75%, due      Ba2         BB+         50,875
             6/1/10
     10,000  Ventas Realty L.P., Guaranteed Notes, 7.13%, due      Ba2         BB+         10,288
             6/1/15
     25,000  Videotron Ltee, Guaranteed Notes, 6.38%, due          Ba2         B+          23,688
             12/15/15
     10,000  Windstream Corp., Senior Notes, 8.13%, due 8/1/13     Ba3         BB-         10,613(n)
     30,000  Windstream Corp., Senior Notes, 8.63%, due 8/1/16     Ba3         BB-         32,100(n)
     50,000  WMG Holdings Corp., Senior Discount Notes,            B2          B-          37,250
             9.50%, due 12/15/14
     20,000  Corp., Senior Notes, 6.88%, due 8/15/11               Ba1         BB+         20,600
     30,000  Xerox Corp., Senior Notes, 7.63%, due 6/15/13         Ba1         BB+         31,500
     10,000  Young Broadcasting, Inc., Guaranteed Notes,           Caa1        CCC-         9,338
             10.00%, due 3/1/11
     10,000  Young Broadcasting, Inc., Senior Subordinated
             Notes, 8.75%, due 1/15/14                             Caa1        CCC-         8,500
             TOTAL CORPORATE DEBT SECURITIES (COST                                  -------------
             $4,635,490)                                                                4,635,461
                                                                                    -------------

NUMBER OF SHARES
PREFERRED STOCKS (0.5%)
          3  Ion Media Networks, Inc. 14.25  11/15/06 (Cost
             $25,800)                                                                      26,100
                                                                                    -------------

SHORT-TERM INVESTMENTS (3.1%)
    147,822  Neuberger Berman Prime Money Fund Trust Class
             5.13  12/1/30 (COST $147,822)                                                147,822(#)(@)
                                                                                    -------------

             TOTAL INVESTMENTS (100.1%) (COST $4,809,112)                               4,809,383(##)

             Liabilities, less cash, receivables and other assets [(0.1%)]                 (6,187)
                                                                                    -------------

             TOTAL NET ASSETS (100.0%)                                                 $4,803,196
                                                                                    -------------


See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Portfolio
-----------------------------------------------
NUMBER OF SHARES                        MARKET VALUE($)(+)              NUMBER OF SHARES                        MARKET VALUE($)(+)
COMMON STOCKS (89.2%)                                                        28,118   Titan Cement                      1,332,786
                                                                                                                      -----------
ARGENTINA (1.2%)                                                                                                        1,806,260
    74,645   Tenaris SA ADR                    2,640,940                HONG KONG (1.7%)
                                                                          3,916,000   TPV Technology                    3,719,638
AUSTRALIA (5.4%)
 2,298,057   Hardman Resources                 3,493,992(*)             IRELAND (9.6%)
   863,331   Paladin Resources                 3,056,342(*)                 105,055   Allied Irish Banks                2,793,520
   219,994   Timbercorp Ltd.                     457,453                    424,042   Anglo Irish Bank                  6,968,152
   154,859   Woodside Petroleum                4,530,093(*)                 302,016   C&C Group                         4,097,796
                                             -----------                    139,202   CRH PLC                           4,711,190
                                              11,537,880                    669,781   Dragon Oil PLC                    1,890,503(*)
                                                                                                                      -----------
BELGIUM (4.6%)                                                                                                         20,461,161
    82,300   Euronav SA                        2,670,587
     7,129   EVS Broadcast Equipment             396,853                ITALY (1.1%)
    50,414   Fortis                            2,046,320                    157,281   Marazzi Group                     1,814,907
    19,888   ICOS Vision Systems NV              771,449(*)                  60,370   Milano Assicurazioni                446,682
    70,522   InBev NV                          3,882,854(*)                                                           -----------
                                             -----------                                                                2,261,589
                                               9,768,063
                                                                        JAPAN (13.2%)
BRAZIL (2.9%)                                                                37,120   Acom Co.                          1,583,787
   142,400   Natura Cosmeticos                 1,747,991                     46,300   Aica Kogyo                          598,519
    51,835   Petroleo Brasileiro ADR           4,345,328                    105,000   CHIYODA Corp.                     2,053,333
                                             -----------                    162,700   F.C.C. Co.                        3,897,913
                                               6,093,319                    162,100   Heiwa Corp.                       2,107,815
                                                                             25,000   Hogy Medical Co.                  1,104,762
CANADA (9.4%)                                                               134,100   Mars Engineering                  2,707,543
    56,260   Addax Petroleum                   1,345,911                     60,800   Maruichi Steel Tube               1,443,759
    17,000   Addax Petroleum                     406,692(*)(n)               59,800   Nihon Kohden                      1,058,049
    84,380   Canadian Natural Resources        3,845,509                    316,800   Nissan Motor                      3,548,160
   315,300   Centurion Energy International    1,932,279(*)                  12,500   Nissin Healthcare Food Service      158,518
    73,330   Corus Entertainment, Inc., B                                       510   Pasona, Inc.                        988,698
              Shares                           2,796,086                    402,000   PENTAX CORP.                        762,844
    39,740   Great Canadian Gaming               407,088(*)                     900   PLENUS Co.                           24,305
       440   Great Canadian Gaming                 4,507(*)(N)               38,100   Sankyo Co.                        2,035,225
    64,653   MacDonald Dettwiler               2,180,647(*)                 407,000   Sumitomo Metal Industries         1,560,813
    37,590   Suncor Energy                     2,696,795                    151,000   Takuma Co.                          793,829
   271,080   Talisman Energy                   4,423,618                     43,689   TENMA Corp.                         828,473
                                             -----------                                                              -----------
                                              20,039,132                                                               28,256,345

FRANCE (6.4%)                                                           KOREA (2.2%)
    21,354   BNP Paribas                       2,297,564                    102,720   KT Corp. ADR                      2,205,398
    50,986   GameLoft                            278,007(*)                 102,920   SK Telecom ADR                    2,432,000
    44,537   Ipsos                             1,682,395                                                              -----------
    22,840   Kaufman & Broad SA                1,353,987                                                                4,637,398
     2,770   Saft Groupe SA                       84,019(*)             NETHERLANDS (2.0%)
    12,075   Societe Generale                  1,921,620                     24,784   Aalberts Industries NV            1,836,930
    47,000   Total SA ADR                      3,099,180                     30,156   Sligro Food Group                 1,720,770
    12,485   Vallourec SA                      2,911,434                     46,116   Tele Atlas NV                       780,673(*)
                                             -----------                                                              -----------
                                              13,628,206                                                                4,338,373

GERMANY (4.9%)                                                          NORWAY (1.0%)
    30,930   Continental AG                    3,586,351(*)                  34,590   Prosafe ASA                       2,119,940
    23,450   Rhoen-Klinikum AG                 1,052,944
    15,662   Techem AG                           758,462(*)             SPAIN (0.6%)
    20,215   Wacker Chemie AG                  2,378,802(*)                  34,181   Renta Corp. Real Estate SA        1,290,762(*)
    19,052   Wincor Nixdorf AG                 2,769,818
                                             -----------                SWEDEN (1.7%)
                                              10,546,377                     57,900   ForeningsSparbanken AB            1,718,476
GREECE (0.8%)                                                                45,000   Intrum Justitia AB                  442,131
    49,785   Sarantis SA                         473,474                     42,590   Nobia AB                          1,423,899



See Notes to Schedule of Investments

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS International Portfolio cont'd
------------------------------------------------------

NUMBER OF SHARES                            MARKET VALUE($)(+)
     2,430   Unibet Group PLC                     51,066(*)
                                            ------------
                                               3,635,572
SWITZERLAND (1.4%)
    33,370   Advanced Digital Broadcast        2,081,538(*)
    12,810   Swiss Reinsurance                   980,381
                                            ------------
                                               3,061,919
UNITED KINGDOM (19.1%)
   385,551   888 Holdings PLC                  1,057,564
   342,332   Barclays PLC                      4,320,108
   129,629   Barratt Developments              2,587,299
   282,656   Burren Energy                     4,453,480
    43,401   GlaxoSmithKline PLC               1,155,544
   145,050   Kensington Group                  2,248,719
   256,517   NETeller PLC                      1,705,029(*)
    97,374   Northern Rock                     2,129,477
   239,984   Punch Taverns PLC                 4,356,295
    34,547   Raymarine PLC                       247,417
   372,538   Redrow PLC                        4,104,915
   220,164   RPS Group                           943,993
   452,600   Tullow Oil PLC                    3,194,796
 1,990,316   Vodafone Group                    4,555,731
   308,672   William Hill                      3,719,058
                                            ------------
                                              40,779,425
TOTAL COMMON STOCKS
(COST $186,723,012)                          190,622,299
                                            ------------
PREFERRED STOCKS (5.7%)

BRAZIL (3.3%)
   180,720   Companhia Vale do Rio Doce ADR    3,345,127
    62,800   Ultrapar Participacoes            1,109,102
     9,890   Ultrapar Participacoes ADR          175,449
   421,462   Universo Online SA                2,500,510(*)
                                            ------------
                                               7,130,188
GERMANY (2.4%)
     4,921   Porsche AG                        5,097,145
TOTAL PREFERRED STOCKS
(COST $11,850,531)                            12,227,333
                                            ------------

SHORT-TERM INVESTMENTS (3.8%)
 8,001,843   Neuberger Berman Prime Money
              Fund Trust Class(COST
              $8,001,843)                      8,001,843(#)(@)
                                            ------------

TOTAL INVESTMENTS (98.7%)                    210,851,475(##)
(COST $206,575,386)
Cash, receivables and other assets, less liabilities
  (1.3%)                                       2,788,465
                                            ------------
TOTAL NET ASSETS (100.0%)                   $213,639,940
                                            ------------




See Notes to Schedule of Investments

INDUSTRY DIVERSIFICATION

                                         MARKET VALUE(+)        PERCENTAGE OF
INDUSTRY                                (000'S OMITTED)           NET ASSETS
Oil & Gas                                $  40,366,837               18.9%
Banks                                       26,443,956               12.4%
Automobiles & Components                    16,129,569                7.6%
Hotels, Restaurants & Leisure               10,619,068                5.0%
Capital Goods                               10,365,065                4.9%
Consumer Durables & Apparel                  9,470,100                4.4%
Telecommunications - Wireless                9,193,129                4.3%
Technology - Hardware                        8,649,153                4.1%
Food, Beverage & Tobacco                     7,980,650                3.7%
Construction Materials                       7,487,735                3.5%
Commercial Services & Supplies               6,937,259                3.3%
Energy                                       4,988,621                2.3%
Materials - Metals & Mining                  4,905,940                2.3%
Energy Services & Equipment                  4,790,527                2.2%
Media                                        4,478,481                2.1%
Chemicals                                    4,261,872                2.0%
Consumer Discretionary                       3,391,272                1.6%
Technology - Software                        3,281,183                1.5%
Health Care Equipment & Services             3,215,755                1.5%
Household & Personal Products                2,221,465                1.0%
Financial Services                           2,147,160                1.0%
Telecommunications - Diversified             2,081,538                1.0%
Consumer Staples                             1,720,770                0.8%
Diversified Financials                       1,583,787                0.7%
Insurance                                    1,427,063                0.7%
Real Estate                                  1,290,762                0.6%
Pharmaceuticals & Biotechnology              1,155,544                0.5%
Technology - Semiconductor                     771,449                0.4%
Electric Utilities                             758,462                0.4%
Materials                                      457,453                0.2%
Technology                                     278,007                0.1%
Other Assets-Net                            10,790,308                5.1%
                                            ----------             --------
                                         $ 213,639,940              100.0%
                                            ----------             --------

                                       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio
-------------------------------------------------------
PRINCIPAL AMOUNT($)                                                      RATING               MARKET VALUE($)(+)
                                                                    Moody's     S&P
U.S. GOVERNMENT AGENCY SECURITIES (5.2%)
          6,500,000  Fannie Mae, Notes, 5.38%, due 8/15/09          AGY         AGY          6,578,728
         13,000,000  Federal Home Loan Bank, Bonds, 4.13%, due      AGY         AGY
                     10/19/07                                                               12,868,661
                                                                                       ---------------
                     TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                     (COST $19,387,142)                                                     19,447,389
                                                                                       ---------------
MORTGAGE-BACKED SECURITIES (48.9%)

ADJUSTABLE RATE MORTGAGES
          5,233,916  Adjustable Rate Mortgage Trust, Ser.
                     2005-10, Class 4A1, 5.39%, due 1/25/36         Aaa         AAA          5,218,380
          2,161,848  Banc of America Funding Corp., Ser. 2005-F,
                     Class 4A1, 5.38%, due 9/20/35                  Aaa         AAA          2,164,470
          5,323,560  Banc of America Funding Corp., Ser. 2005-H,
                     Class 7A1, 5.68%, due 11/20/35                             AAA          5,362,083
          4,339,630  Banc of America Funding Corp., Ser. 2006-A,
                     Class 3A2, 5.92%, due 2/20/36                              AAA          4,378,703
         14,290,000  Banc of America Funding Corp., Ser. 2006-H,
                     Class 2A3, 6.75%, due 9/20/46                              AAA         14,553,479
          8,661,650  Bear Stearns ALT-A Trust, Ser. 2006-4, Class
                     32A1, 6.49%, due 7/25/36                       Aaa         AAA          8,824,056
          6,105,351  Countrywide Home Loans, Ser. 2006- HYB3,
                     Class 1A1A, 5.55%, due 5/20/36                 Aaa         AAA          6,135,285
          6,125,900  Credit Suisse First Boston Mortgage
                     Securities Corp., Ser. 2004-AR4, Class 2A1,
                     4.70%, due 5/25/34                             Aaa         AAA          6,058,445
          5,343,202  First Horizon Mortgage Pass-Through Trust,
                     Ser. 2005-AR5, Class 2A1, 5.45%, due
                     11/25/35                                                   AAA          5,334,885
          6,885,123  GMAC Mortgage Corp. Loan Trust, Ser.
                     2006-AR1, Class 1A1, 5.63%, due 4/19/36        Aaa         AAA          6,906,319
          8,599,016  Harborview Mortgage Loan Trust, Floating
                     Rate, Ser. 2004-4, Class 3A, 2.98%, due
                     4/19/07                                        Aaa         AAA          8,433,712(u)
          9,948,599  Harborview Mortgage Loan Trust, Ser. 2006-3,
                     Class 1A1A, 6.47%, due 6/19/36                 Aaa         AAA         10,179,129(OO)
          5,201,812  Indymac INDX Mortgage Loan Trust, Ser.
                     2005-AR23, Class 2A1, 5.55%, due 11/25/35      Aaa         AAA          5,203,539
          5,714,739  Indymac INDX Mortgage Loan Trust, Ser.
                     2006-AR3, Class 2A1A, 6.41%, due 3/25/36       Aaa         AAA          5,832,222(OO)
          5,181,968  JP Morgan Mortgage Trust, Ser. 2005-ALT1,
                     Class 2A1, 5.64%, due 10/25/35                             AAA          5,192,172
          8,700,602  Master Adjustable Rate Mortgages Trust, Ser.
                     2005-6, Class 3A2, 5.05%, due 7/25/35          Aaa         AAA          8,650,304
          7,177,557  Merrill Lynch Mortgage Investors Trust, Ser.
                     2005-A1, Class 2A1, 4.57%, due 12/25/34                    AAA          7,065,207
          5,446,812  Nomura Asset Acceptance Corp., Ser.
                     2005-AR6, Class 2A1, 5.76%, due 12/25/35       Aaa         AAA          5,480,803
         10,279,896  Nomura Asset Acceptance Corp., Ser.
                     2006-AR2, Class 2A2, 6.60%, due 4/25/36        Aaa         AAA         10,520,563
          5,318,334  Residential Accredit Loans, Inc., Ser.
                     2005-QA10, Class A31, 5.62%, due 9/25/35       Aaa         AAA          5,334,428
          3,621,098  Residential Accredit Loans, Inc., Ser.
                     2006-QA1, Class A21, 6.00%, due 1/25/36        Aaa         AAA          3,660,640

COMMERCIAL MORTGAGE BACKED
          3,303,065  Banc of America Commercial Mortgage, Inc.,
                     Ser. 2005-1, Class A1, 4.36%, due 11/10/42                 AAA          3,277,958
          5,739,825  Banc of America Commercial Mortgage, Inc.,
                     Ser. 2005-6, Class A1, 5.00%, due 9/10/47      Aaa         AAA          5,723,023

See Notes to Schedule of Investments

                                       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                      RATING               MARKET VALUE($)(+)
                                                                    Moody's     S&P
          6,074,297  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2005-LDP5, Class A1,
                     5.04%, due 12/15/44                            Aaa         AAA          6,053,172

MORTGAGE-BACKED NON-AGENCY
          2,935,796  Countrywide Home Loans, Ser. 2005-R2, Class
                     2A4, 8.50%, due 6/25/35                        Aaa         AAA          3,145,445(n)
          4,440,000  Greenwich Capital Commercial Funding Corp.,
                     Ser. 2002-C1, Class A3, 4.50%, due 1/11/17     Aaa         AAA          4,364,055
          6,680,639  GSMPS Mortgage Loan Trust, Ser. 2005-RP2,
                     Class 1A4, 8.50%, due 3/25/35                  Aaa         AAA          7,107,221(n)(OO)
          1,285,828  GSMPS Mortgage Loan Trust, Ser. 2005-RP3,
                     Class 1A4, 8.50%, due 9/25/35                  Aaa         AAA          1,368,856

FANNIE MAE
          3,368,337  Whole Loan, Ser. 2004-W8, Class PT, 10.14%,
                     due 10/25/06                                   AGY         AGY          3,780,737(u)

FREDDIE MAC
             12,211  Mortgage Participation Certificates, 10.00%,
                     due 4/1/20                                     AGY         AGY             13,488
            187,087  Pass-Through Certificates 5.00%, due 2/1/07    AGY         AGY            185,856
          4,222,364  Pass-Through Certificates 8.00%, due 11/1/26   AGY         AGY          4,450,728
          2,656,642  Pass-Through Certificates 8.50%, due 10/1/30   AGY         AGY          2,846,524
                                                                                       ---------------
                     TOTAL MORTGAGE-BACKED SECURITIES (COST
                     $189,283,165)                                                         182,805,887
                                                                                       ---------------

CORPORATE DEBT SECURITIES (30.8%)
          5,070,000  Bank of America Corp., Senior Notes, 3.88%,
                     due 1/15/08                                    Aa2         AA-          4,984,966
          2,990,000  Bank of New York Co., Inc., Senior Notes,
                     5.20%, due 7/1/07                              Aa3         A+           2,989,112
          3,950,000  Bear Stearns Co., Inc., Notes, 4.00%, due
                     1/31/08                                        A1          A            3,889,920
          3,100,000  Berkshire Hathaway Finance, Notes, 3.40%,
                     due 7/2/07                                     Aaa         AAA          3,058,947
          3,250,000  Boeing Capital Corp., Senior Notes, 5.75%,
                     due 2/15/07                                    A2          A            3,256,165
          2,735,000  British Sky Broadcasting, Guaranteed Notes,
                     8.20%, due 7/15/09                             Baa2        BBB          2,930,137
          3,350,000  CIT Group, Inc., Senior Notes, 3.88%, due
                     11/3/08                                        A2          A            3,261,081
          4,200,000  Citicorp, Subordinated Medium-Term Notes,
                     Ser. F, 6.38%, due 11/15/08                    Aa2         A+           4,302,056
          3,000,000  Citigroup, Inc., Unsecured Notes, 4.25%, due
                     7/29/09                                        Aa1         AA-          2,935,440
          3,000,000  Comcast Cable Communications, Notes, 8.38%,
                     due 5/1/07                                     Baa2        BBB+         3,050,868
          4,175,000  Credit Suisse First Boston USA, Inc., Notes,
                     4.63%, due 1/15/08                             Aa3         AA-          4,144,568
          2,500,000  DaimlerChrysler N.A. Holdings Corp.,
                     Guaranteed Notes, 4.05%, due 6/4/08            Baa1        BBB          2,441,273(OO)
          1,150,000  Enterprise Products Operating LP, Senior
                     Notes, 4.00%, due 10/15/07                     Baa3        BB+          1,132,512
          7,350,000  Goldman Sachs Group, Inc., Notes, 4.13%, due
                     1/15/08                                        Aa3         A+           7,256,398
          3,300,000  Hewlett-Packard Co., Notes, 5.50%, due
                     7/1/07                                         A3          A-           3,303,033
          4,500,000  HSBC Finance Corp., Notes, 4.13%, due
                     12/15/08                                       Aa3         AA-          4,402,143(OO)
          4,600,000  International Lease Finance Corp.,
                     Unsubordinated Notes, 3.50%, due 4/1/09        A1          AA-          4,411,193(OO)
          3,500,000  John Deere Capital Corp., Notes, 3.90%, due
                     1/15/08                                        A3          A-           3,441,063
          1,285,000  JP Morgan Chase & Co., Subordinated Notes,
                     7.25%, due 6/1/07                              A1          A            1,298,052
          2,175,000  Kraft Foods, Inc., Notes, 4.63%, due 11/1/06   A3          BBB+         2,173,449

See Notes to Schedule of Investments

                                       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                      RATING               MARKET VALUE($)(+)
                                                                    Moody's     S&P
          1,550,000  Mallinckrodt Group, Inc., Notes, 6.50%, due
                     11/15/07                                       Baa3        BBB+         1,562,712
          2,475,000  MBNA Corp., Notes, 4.63%, due 9/15/08          Aa2         AA-          2,447,381
          4,300,000  Merrill Lynch & Co., Notes, 4.25%, due
                     9/14/07                                        Aa3         A+           4,256,682
          3,200,000  Merrill Lynch & Co., Medium-Term Notes, Ser.
                     B, 4.00%, due 11/15/07                         Aa3         A+           3,155,357
          3,850,000  Morgan Stanley, Bonds, 5.80%, due 4/1/07       Aa3         A+           3,856,410
          2,525,000  News America Holdings, Inc., Guaranteed
                     Notes, 7.38%, due 10/17/08                     Baa2        BBB          2,622,629
          1,540,000  Sprint Capital Corp., Guaranteed Notes,
                     6.00%, due 1/15/07                             Baa3        BBB+         1,541,651
          3,300,000  Target Corp., Notes, 3.38%, due 3/1/08         A1          A+           3,222,206
          3,000,000  Time Warner Entertainment LP, Notes, 7.25%,
                     due 9/1/08                                     Baa2        BBB+         3,098,112
          5,000,000  U.S. Bank N.A., Senior Bank Notes, 4.13%,
                     due 3/17/08                                    Aa1         AA           4,925,245
          3,200,000  Verizon Global Funding Corp., Senior
                     Unsecured Notes, 4.00%, due 1/15/08            A3          A            3,148,976
          3,300,000  Verizon Wireless Capital, Notes, 5.38%, due
                     12/15/06                                       A2          A            3,298,822(OO)
          6,350,000  Wachovia Corp., Senior Notes, 3.63%, due
                     2/17/09                                        Aa3         A+           6,133,198
          3,500,000  Wells Fargo & Co., Notes, 3.13%, due 4/1/09    Aa1         AA           3,338,513
                                                                                       ---------------
                     TOTAL CORPORATE DEBT SECURITIES (COST
                     $116,045,355)                                                         115,270,270
                                                                                       ---------------
FOREIGN GOVERNMENT SECURITIES(^) (2.5%)
  EUR     4,800,000  Bundesobligation 3.50%, due 10/10/08           Aaa         AAA          6,080,009
  EUR     2,540,000  Bundesobligation 3.25%, due 4/17/09            Aaa         AAA          3,195,468
                                                                                       ---------------
                     TOTAL FOREIGN GOVERNMENT SECURITIES (COST
                     $9,227,945)                                                             9,275,477
                                                                                       ---------------
ASSET-BACKED SECURITIES (11.3%)
          5,000,000  Capital Auto Receivables Asset Trust, Ser.
                     2004-2, Class A3, 3.58%, due 1/15/09           Aaa         AAA          4,926,614
          3,051,927  Chase Funding Mortgage Loan, Ser. 2003-6,
                     Class 1A3, 3.34%, due 5/25/26                  Aaa         AAA          2,997,006
          6,247,457  Chase Manhattan Auto Owner Trust, Ser.
                     2003-C, Class A4, 2.94%, due 6/15/10           Aaa         AAA          6,152,854
          2,821,796  Ford Credit Auto Owner Trust, Ser. 2005-A,
                     Class A3, 3.48%, due 11/15/08                  Aaa         AAA          2,799,293
          2,000,000  John Deere Owner Trust, Ser. 2005-A, Class
                     A3, 3.98%, due 6/15/09                         Aaa         AAA          1,978,983
          6,470,500  JP Morgan Alternative Loan Trust, Ser.
                     2006-A2, Class 3A1, 5.95%, due 5/25/36                     AAA          6,540,240
          4,817,475  Lehman XS Trust, Ser. 2005-1, Class 2A1,
                     4.66%, due 10/25/06                            Aaa         AAA          4,749,654(u)
          3,241,444  Nissan Auto Receivables Owner Trust, Ser.
                     2005-A, Class A3, 3.54%, due 10/15/08          Aaa         AAA          3,214,803
          6,840,000  Nomura Asset Acceptance Corp., Ser. 2005-S3,
                     Class AIO, 20.00%, Interest Only Security,
                     due 8/25/35                                    Aaa         AAA            941,034
         12,180,126  Nomura Asset Acceptance Corp., Ser. 2005-S4,
                     Class AIO, 20.00%, Interest Only Security,
                     due 10/25/35                                   Aaa         AAA          1,959,758
         13,865,981  Nomura Asset Acceptance Corp., Ser.
                     2006-AP1, Class AIO, 4.50%, Interest Only
                     Security, due 1/25/36                          Aaa         AAA            489,649
          8,146,667  Nomura Asset Acceptance Corp., Ser. 2006-S2,
                     Class AIO, 10.00%, Interest Only Security,
                     due 4/25/36                                    Aaa         AAA            811,481(n)

See Notes to Schedule of Investments

                                       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                      RATING               MARKET VALUE($)(+)
                                                                    Moody's     S&P
          3,123,946  Saxon Asset Securities Trust, Ser. 2004-2,
                     Class AF2, 4.15%, due 8/25/35                  Aaa         AAA          3,095,585
          1,658,699  USAA Auto Owner Trust, Ser. 2005-1, Class
                     A3, 3.90%, due 7/15/09                         Aaa         AAA          1,644,248
                                                                                       ---------------
                     TOTAL ASSET-BACKED SECURITIES (COST
                     $36,340,393)                                                           42,301,202
                                                                                       ---------------
REPURCHASE AGREEMENTS (2.3%)
          8,545,000  State Street Bank and Trust Co., Repurchase
                     Agreement, 4.95%, due 10/2/06, dated 9/29/06,
                     Maturity Value $8,548,525, Collateralized by
                     $8,815,000 Federal Home Loan Bank, Zero
                     Coupon due 10/5/06 (Collateral Value
                     $8,803,981) (Number of Shares 8,545,000)
                     (COST $ 8,545,000)                                                     8,545,000(#)
                                                                                       --------------

                     TOTAL INVESTMENTS (101.0%) (COST $378,829,000)                       377,645,225(##)

                     Liabilities, less cash, receivables and other assets [(1.0%)]         (3,722,858)
                                                                                       ---------------

                     TOTAL NET ASSETS (100.0%)                                           $373,922,367
                                                                                       --------------

See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio
------------------------------------------------
NUMBER OF SHARES                 MARKET VALUE($)(+)             NUMBER OF SHARES                        MARKET VALUE($)(+)
COMMON STOCKS (96.6%)                                           FINANCIAL SERVICES (6.2%)
                                                                    135,000 AmeriCredit Corp.              3,373,650(*)
AEROSPACE (2.8%)                                                     28,900 Chicago Mercantile
   165,000 Precision Castparts            10,421,400                        Exchange                      13,821,425
   148,600 Rockwell Collins                8,149,224                 90,000 GFI Group                      4,976,100(*)
                                          -------------             128,500 Moody's Corp.                  8,401,330
                                          18,570,624                210,000 Nuveen Investments            10,758,300
                                                                                                         -----------------
BASIC MATERIALS (2.1%)                                                                                    41,330,805
   228,000 Airgas, Inc.                    8,246,760
   126,000 Ecolab Inc.                     5,395,320            FOOD & BEVERAGE (1.0%)
                                          -------------              95,000 Dean Foods                     3,991,900(*)
                                          13,642,080                 62,500 H.J. Heinz                     2,620,625
                                                                                                          -----------------
BIOTECHNOLOGY (5.5%)                                                                                       6,612,525
   325,000 Celgene Corp.                  14,072,500(*)         FOOD PRODUCTS (0.7%)
   130,800 Gilead Sciences                 8,985,960(*)             150,000 Corn Products International    4,881,000
   101,900 Myogen, Inc.                    3,574,652(*)
   200,000 Pharmaceutical Product                               HARDWARE (0.7%)
            Development                    7,138,000                130,900 Network Appliance              4,844,609(*)
    79,500 Vertex Pharmaceuticals          2,675,175(*)
                                          -------------         HEALTH CARE (7.7%)
                                          36,446,287                200,000 Allscripts Healthcare
                                                                             Solutions                     4,490,000(*)(E)
                                                                    220,400 Cerner Corp.                  10,006,160(*)
BUILDING, CONSTRUCTION & FURNISHING (0.3%)                          105,000 Gen-Probe                      4,923,450(*)
    40,000 Corrections Corporation of                                86,200 Healthways, Inc.               3,844,520(*)
            America                        1,734,212(*)             145,200 IMS Health                     3,868,128
                                                                    240,000 Psychiatric Solutions          8,181,600(*)
                                                                    200,900 VCA Antech                     7,244,454(*)
BUSINESS SERVICES (10.9%)                                           329,800 Warner Chilcott
    60,000 Albemarle Corp.                 3,259,800                         Class A                       4,386,340(*)
   247,100 Alliance Data Systems          13,637,449(*)              82,700 WellCare Health Plans          4,683,301(*)
   508,500 CB Richard Ellis Group         12,509,100(*)                                                   -----------------
   154,000 Corporate Executive Board      13,846,140                                                      51,627,953
    96,700 Iron Mountain                   4,152,298(*)
   120,000 Laureate Education              5,743,200(*)         INDUSTRIAL (6.7%)
   150,000 MasterCard, Inc. Class A       10,552,500                118,500 Danaher Corp.                  8,137,395
     9,950 Stericycle, Inc.                  697,692(*)             155,300 Dover Corp.                    7,367,432
    87,300 Trimble Navigation              4,110,084(*)             310,000 Fastenal Co.                  11,956,700
   150,000 VeriFone Holdings               4,282,500(*)(E)           64,000 Fluor Corp.                    4,920,960
                                          --------------            117,500 Rockwell Automation            6,826,750
                                          72,790,763                 79,100 W.W. Grainger                  5,301,282
                                                                                                          -----------------
CABLE SYSTEMS (0.5%)                                                                                      44,510,519
   130,000 Liberty Global
            Class A                        3,346,200(*)(E)      LEISURE (5.4%)
                                                                    150,500 Gaylord Entertainment          6,599,425(*)
COMMUNICATIONS EQUIPMENT (0.8%)                                     205,300 Hilton Hotels                  5,717,605
   121,700 Harris Corp.                    5,414,433                190,800 Marriott International         7,372,512
                                                                     65,000 Penn National Gaming           2,373,800(*)
CONSUMER STAPLES (1.1%)                                             170,000 Scientific Games Class A       5,406,000(*)
   174,400 Shoppers Drug Mart              7,124,226                151,100 Station Casinos                8,738,113
                                                                                                          -----------------
DIAGNOSTIC EQUIPMENT (1.1%)                                                                               36,207,455
   291,400 Cytyc Corp.                     7,133,472(*)

ELECTRICAL & ELECTRONICS (1.2%)                                 MEDIA (2.6%)
   145,600 Jabil Circuit                   4,159,792                 97,000 E.W. Scripps                   4,649,210
   105,000 Molex Inc.                      4,091,850                 80,000 Focus Media Holding ADR        4,633,600(*)
                                          -------------             175,000 Grupo Televisa GDS             3,720,500
                                           8,251,642                 85,000 Lamar Advertising              4,539,850(*)
                                                                                                          -----------------
ENERGY (4.7%)                                                                                             17,543,160
   100,000 GlobalSantaFe Corp.             4,999,000
   109,100 National-Oilwell Varco          6,387,805(*)
   232,500 Range Resources                 5,868,300
   179,800 Smith International             6,976,240
   175,000 XTO Energy                      7,372,750
                                          -------------
                                          31,604,095



See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio cont'd
-------------------------------------------------------
NUMBER OF SHARES                 MARKET VALUE($)(+)             NUMBER OF SHARES                 MARKET VALUE($)(+)
                                                                   255,000 NII Holdings                   15,850,800(*)
MEDICAL EQUIPMENT (6.0%)                                                                                 ------------------
    98,400 C. R. Bard                      7,380,000                                                      43,275,515
    72,600 Conor Medsystems                1,711,182(*)
   123,000 Hologic, Inc.                   5,352,960(*)         TRANSPORTATION (1.0%)
    28,600 Intuitive Surgical              3,015,870(*)            145,000 C.H. Robinson Worldwide         6,464,100
   218,000 Kyphon Inc.                     8,157,560(*)
   180,000 ResMed Inc.                     7,245,000(*)         UTILITIES (0.2%)
   136,800 Varian Medical Systems          7,303,752(*)             58,200 Mirant Corp.                    1,589,442(*)
                                          -----------------
                                          40,166,324            TOTAL COMMON STOCKS
METALS (0.5%)                                                   (COST $460,420,974)                      644,800,426
    60,000 Freeport-McMoRan Copper                                                                       ------------------
            & Gold                         3,195,600

OIL & GAS (2.3%)                                                SHORT-TERM INVESTMENTS (5.6%)
   308,900 Denbury Resources               8,927,210(*)         23,462,234 Neuberger Berman Prime
   155,000 Dresser-Rand Group              3,162,000(*)                     Money Fund Trust Class        23,462,234(@)
   120,000 Western Oil Sands Class A       3,070,454(*)         13,746,401 Neuberger Berman Securities
                                          -----------------                 Lending Quality Fund, LLC     13,746,401(++)
                                          15,159,664                                                     ------------------

PUBLISHING & BROADCASTING (0.5%)                                TOTAL SHORT-TERM INVESTMENTS
   100,000 R.R. Donnelley                  3,296,000            (COST $37,208,635)                        37,208,635(#)
                                                                                                         ------------------
RETAIL (6.2%)
    85,000 Abercrombie & Fitch             5,905,800            TOTAL INVESTMENTS (102.2%)
   190,000 AnnTaylor Stores                7,953,400(*)         (COST $497,629,609)                      682,009,061(##)
   380,000 Coach, Inc.                    13,072,000(*)         Liabilities, less cash,
   230,000 Nordstrom, Inc.                 9,729,000              receivables and other
    75,000 Polo Ralph Lauren               4,851,750              assets [(2.2%)]                        (14,704,296)
                                         ------------------                                              ------------------
                                          41,511,950
                                                                TOTAL NET ASSETS (100.0%)               $667,304,765
SEMICONDUCTORS (3.8%)                                                                                   -------------------
   185,000 MEMC Electronic Materials       6,776,550(*)
   233,200 Microchip Technology            7,560,344
   320,000 Microsemi Corp.                 6,032,000(*)
   138,100 Varian Semiconductor
            Equipment                      5,068,270(*)
                                          -----------------
                                          25,437,164

SOFTWARE (2.1%)
   184,200 Autodesk, Inc.                  6,406,476(*)
   120,000 Citrix Systems                  4,345,200(*)
    60,000 Electronic Arts                 3,340,800(*)
                                          -----------------
                                          14,092,476

TECHNOLOGY (5.5%)
   106,500 Akamai Technologies             5,323,935(*)
   121,000 aQuantive, Inc.                 2,858,020(*)
   475,000 Arris Group                     5,443,500(*)(E)
    50,000 CheckFree Corp.                 2,066,000(*)
   194,800 Cognizant Technology
            Solutions                     14,426,888(*)
   116,200 CommScope, Inc.                 3,818,332(*)
   140,600 Logitech International ADR      3,059,456(*)(E)
                                          ----------------
                                          36,996,131

TELECOMMUNICATIONS (6.5%)
   228,900 American Tower                  8,354,850(*)
   550,000 Dobson Communications           3,861,000(*)
   213,500 Leap Wireless International    10,352,615(*)
   175,000 NeuStar, Inc.                   4,856,250(*)


See Notes to Schedule of Investments

                                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Portfolio
------------------------------------------
NUMBER OF SHARES                          MARKET VALUE($)(+)           NUMBER OF SHARES                  MARKET VALUE($)(+)
COMMON STOCKS (98.4%)                                                 99,800  WellPoint Inc.                7,689,590(*)
                                                                     124,500  Zimmer Holdings               8,403,750(*)
AUTO RELATED (2.4%)                                                                                       -------------
   165,400  Harley-Davidson              10,378,850                                                        54,193,229
    53,800  Johnson Controls              3,859,612               INDUSTRIAL (0.7%)
                                        -------------                179,400  Chicago Bridge & Iron         4,316,364
                                         14,238,462
BANKING & FINANCIAL (2.5%)                                        INSURANCE (5.8%)
   230,270  Hudson City Bancorp           3,051,077                  310,000  Aetna Inc.                   12,260,500
   152,200  Merrill Lynch                11,905,084                  221,300  American International
                                        -------------                         Group                        14,663,338
                                         14,956,161                   86,400  Hartford Financial
BUILDING MATERIALS (1.7%)                                                     Services Group                7,495,200
   338,094  Cemex SAB de C.V. ADR        10,169,868(*)                                                    -------------
                                                                                                           34,419,038
BUILDING, CONSTRUCTION & FURNISHING (12.7%)                       MACHINERY & EQUIPMENT (5.1%)
   245,800  Centex Corp.                 12,933,996                  141,400  Caterpillar Inc.              9,304,120
   460,366  D.R. Horton                  11,025,766                  289,450  Joy Global                   10,886,214
   298,200  Home Depot                   10,815,714                  229,300  Terex Corp.                  10,368,946(*)
   240,500  KB HOME                      10,533,900                                                       -------------
   248,300  Lennar Corp. Class A         11,235,575                                                        30,559,280
    19,100  NVR, Inc.                    10,218,500(*)            MANUFACTURING (0.3%)
   121,100  Pulte Homes                   3,858,246                   26,800  Eaton Corp.                   1,845,180
   174,500  Toll Brothers                 4,899,960(*)
                                        -------------             METALS (2.3%)
                                         75,521,657                  161,700  Phelps Dodge                 13,695,990
COAL (4.0%)
   344,300  Arch Coal                     9,953,713               OIL & GAS (16.9%)
   149,600  Foundation Coal Holdings      4,842,552                  164,900  Anadarko Petroleum            7,227,567
   240,000  Peabody Energy                8,827,200                  255,100  Canadian Natural
                                        -------------                         Resources                    11,627,458
                                         23,623,465                  272,000  Denbury Resources             7,860,800(*)
CONSUMER DISCRETIONARY (2.3%)                                         87,600  EOG Resources                 5,698,380
    98,500  Best Buy                      5,275,660                  143,100  Exxon Mobil                   9,602,010
   102,300  Whirlpool Corp.               8,604,453                   58,900  National-Oilwell Varco        3,448,595(*)
                                        -------------                106,300  Petroleo Brasileiro ADR       8,911,129
                                         13,880,113                  254,900  Quicksilver Resources         8,131,310(*)
DEFENSE (1.2%)                                                       258,800  Southwestern Energy           7,730,356(*)
    91,500   L-3 Communications                                      460,800  Talisman Energy               7,547,904
             Holdings                     7,167,195                  142,800  Valero Energy                 7,349,916
ELECTRIC UTILITIES (2.3%)                                            272,300  Western Oil Sands Class A     6,967,372(*)
   117,100  Exelon Corp.                  7,089,234                  208,333  XTO Energy                    8,777,069
   233,100  Mirant Corp.                  6,365,961(*)                                                    -------------
                                        -------------                                                     100,879,866
                                         13,455,195
FINANCIAL SERVICES (8.2%)                                         PHARMACEUTICAL (1.8%)
     4,500  Berkshire Hathaway                                       211,000  Shire PLC ADR                10,421,290
            Class B                      14,283,000(*)
   328,798  Countrywide Financial        11,521,082               RETAIL (4.1%)
   265,500  General Electric              9,372,150                  206,400  Federated Department
    81,500  Goldman Sachs Group          13,787,355                           Stores                        8,918,544
                                        -------------                142,900  J.C. Penney                   9,772,931
                                         48,963,587                  194,100  TJX Cos.                      5,440,623
HEALTH CARE (9.1%)                                                                                        -------------
   470,600  Boston Scientific             6,960,174(*)                                                     24,132,098
   114,600  Caremark Rx                   6,494,382               SOFTWARE (6.9%)
   189,600  Medtronic, Inc.               8,805,024                  485,100  Activision, Inc.              7,325,010(*)
   110,700  NBTY, Inc.                    3,240,189(*)               363,400  Check Point Software
   256,100  UnitedHealth Group           12,600,120                           Technologies                  6,922,770(*)
                                                                     327,100  Microsoft Corp.               8,939,643
                                                                     495,800  Oracle Corp.                  8,795,492(*)


See Notes to Schedule of Investments

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Portfolio Cont'd
-------------------------------------------------

NUMBER OF SHARES                        MARKET VALUE($)(+)
   441,857  Symantec Corp.                9,402,717(*)
                                        -------------
                                         41,385,632
TECHNOLOGY (3.6%)
   272,700  Advanced Micro Devices        6,776,595(*)
   221,900  ASML Holding N.V.             5,165,832(*)
   161,900  Lexmark International
            Group                         9,335,154(*)
                                        -------------
                                         21,277,581
TRANSPORTATION (1.5%)
   162,800  Frontline Ltd.                6,211,075
   141,148  Ship Finance
            International                 2,808,845
                                        -------------
                                          9,019,920
UTILITIES (3.0%)
    79,000  NRG Energy                    3,578,700(*)
   229,123  TXU Corp.                    14,324,770
                                        -------------
                                         17,903,470
TOTAL COMMON STOCKS
(COST $465,864,149)                     586,024,641
                                        -------------
SHORT-TERM INVESTMENTS (0.6%)
 3,493,544  Neuberger Berman Prime
             Money Fund Trust
             CLASS(COST $3,493,544)       3,493,544(#)(@)
                                        -------------

TOTAL INVESTMENTS (99.0%)
(COST $469,357,693)                     589,518,185(##)
Cash, receivables and other assets,
  less liabilities (1.0%)                 5,998,449
                                        -------------

TOTAL NET ASSETS (100.0%)           $   595,516,634
                                        -------------







See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Portfolio
-----------------------------------------
NUMBER OF SHARES                       MARKET VALUE($)(+)              NUMBER OF SHARES                       MARKET VALUE($)(+)
COMMON STOCKS (97.6%)                                                  HEALTH CARE (7.6%)
                                                                             18,100  Cooper Companies              968,350(E)
AEROSPACE (0.9%)                                                             80,100  Coventry Health Care        4,126,752(*)
      55,300  Embraer-Empresa                                                20,700  Health Care Property
               Brasileira de                                                          Investors                    642,735(E)
               Aeronautica ADR            2,171,631(E)                       90,600  LifePoint Hospitals         3,199,992(*)(E)
                                                                            151,200  NBTY, Inc.                  4,425,624(*)
AUTO RELATED (3.9%)                                                          97,700  Omnicare, Inc.              4,209,893(E)
     102,250  Advance Auto Parts          3,368,115(E)                       28,700  Ventas, Inc.                1,106,098(E)
      63,800  Harley-Davidson             4,003,450(E)                                                       -------------------
      31,200  Johnson Controls            2,238,288                                                             18,679,444
                                      -------------------
                                          9,609,853                    INDUSTRIAL (2.9%)
                                                                            158,100  Chicago Bridge & Iron       3,803,886
BANKING & FINANCIAL (3.1%)                                                  148,500  United Rentals              3,452,625(*)(E)
     276,200  Hudson City Bancorp         3,659,650                                                          -------------------
      96,500  IndyMac Bancorp             3,971,940(E)                                                           7,256,511
                                      -------------------
                                          7,631,590                    INSURANCE (5.9%)
                                                                            113,400  Aetna Inc.                  4,484,970(E)
BUILDING, CONSTRUCTION & FURNISHING (9.9%)                                   27,200  CIGNA Corp.                 3,163,904
      33,100  Beazer Homes USA            1,292,224(E)                      130,300  Endurance Specialty
      77,500  Centex Corp.                4,078,050(E)                                Holdings                   4,594,378
     136,700  Hovnanian Enterprises       4,010,778(*)(E)                    53,800  PMI Group                   2,356,978(E)
      90,400  KB HOME                     3,959,520(E)                                                       -------------------
      74,100  Lennar Corp. Class A        3,353,025                                                             14,600,230
      93,800  Meritage Corp.              3,903,018(*)(E)
       6,600  NVR, Inc.                   3,531,000(*)                 MACHINERY & EQUIPMENT (2.0%)
      14,300  Pulte Homes                   455,598                           2,400  Manitowoc Co.                 107,496(E)
                                      -------------------                   105,600  Terex Corp.                 4,775,232(*)(E)
                                         24,583,213                                                          -------------------
                                                                                                                 4,882,728
CAPITAL EQUIPMENT (1.7%)
     108,650  Joy Global                  4,086,327                    MANUFACTURING (3.6%)
                                                                             41,000  Eaton Corp.                 2,822,850
COAL (3.8%)                                                                  61,500  Ingersoll-Rand              2,335,770(E)
     131,500  Arch Coal                   3,801,665                         129,200  Timken Co.                  3,847,576(E)
      60,700  Foundation Coal                                                                                -------------------
               Holdings                   1,964,859                                                              9,006,196
      99,700  Peabody Energy              3,666,966
                                      -------------------              METALS (3.3%)
                                          9,433,490                          80,100  Cleveland-Cliffs            3,052,611(E)
                                                                             59,200  Phelps Dodge                5,014,240(E)
COMMUNICATIONS EQUIPMENT (1.4%)                                                                              -------------------
     297,300  Arris Group                 3,407,058(*)                                                           8,066,851

CONSUMER DISCRETIONARY (1.7%)                                          OIL & GAS (11.8%)
      50,100  Whirlpool Corp.             4,213,911(E)                      103,600  Canadian Natural
                                                                                      Resources                  4,722,088
DEFENSE (1.4%)                                                              153,900  Denbury Resources           4,447,710(*)(E)
      43,300  L-3 Communications                                             98,000  Quicksilver Resources       3,126,200(*)(E)
               Holdings                   3,391,689                         108,900  Southwestern Energy         3,252,843(*)(E)
                                                                             25,300  Sunoco, Inc.                1,573,407(E)
ELECTRIC UTILITIES (4.1%)                                                   223,800  Talisman Energy             3,665,844
     112,000  DPL Inc.                    3,037,440                         191,300  Williams Cos.               4,566,331
     131,600  Mirant Corp.                3,593,996(*)(E)                    92,276  XTO Energy                  3,887,588
      79,200  NRG Energy                  3,587,760(*)                                                         --------------
                                      -------------------                                                       29,242,011
                                         10,219,196
                                                                       PHARMACEUTICAL (1.9%)
FINANCIAL SERVICES (1.6%)                                                    94,200  Shire PLC ADR               4,652,538
      29,000  Bear Stearns                4,062,900(E)
                                                                       REAL ESTATE (4.6%)
FOOD & BEVERAGE (2.2%)                                                      107,100  Annaly Mortgage
     124,200  Constellation Brands        3,574,476(*)(E)                             Management                 1,407,294
     125,100  Tyson Foods                 1,986,588(E)                       53,400  Colonial Properties
                                      -------------------                             Trust                      2,553,054(E)
                                          5,561,064

See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Portfolio cont'd
------------------------------------------------
NUMBER OF SHARES                       MARKET VALUE($)(+)              PRINCIPAL AMOUNT                       MARKET VALUE($)(+)
      42,600  Developers Diversified                                   REPURCHASE AGREEMENT (5.7%)
               Realty                     2,375,376(E)                 $ 14,000,000  Banc of America, LLC,
      43,200  First Industrial                                                       Repurchase Agreement,
               Realty Trust               1,900,800                                  5.35%, due 10/2/06,
      75,900  iStar Financial             3,165,030(E)                               dated 9/29/06, Maturity
                                      -------------------                            Value $14,006,241
                                         11,401,554                                  Collateralized by
                                                                                     $17,291,235 FNMS, 5.00%
RETAIL (4.4%)                                                                        due 4/1/2035
      56,600  Aeropostale, Inc.           1,654,418(*)                               (Collateral Value
     175,900  Hot Topic                   1,959,526(*)                               $14,280,000)
     133,900  Ross Stores                 3,402,399                                  (COST $14,000,000)         14,000,000(#)
     141,700  TJX Cos.                    3,971,851                                                          -------------------
                                      -------------------
                                         10,988,194                    NUMBER OF SHARES

SEMICONDUCTORS (0.9%)                                                  SHORT-TERM INVESTMENTS (40.5%)
      64,900  International Rectifier     2,261,116(*)                    6,325,913  Neuberger Berman Prime
                                                                                      Money Fund Trust Class     6,325,913(@)
SOFTWARE (5.0%)                                                          93,945,901  Neuberger Berman
     220,100  Activision, Inc.            3,323,510(*)(E)                             Securities Lending
     145,800  Check Point Software                                                    Quality Fund, LLC         93,945,901(++)
               Technologies               2,777,490(*)(E)                                                    -------------------
     113,700  McAfee Inc.                 2,781,102(*)(E)
     241,000  Take-Two Interactive                                     TOTAL SHORT-TERM INVESTMENTS
               Software                   3,436,660(*)(E)              (COST $100,271,814)                     100,271,814(#)
                                      -------------------                                                    -------------------
                                         12,318,762
                                                                       TOTAL INVESTMENTS (143.8%)
TECHNOLOGY (1.7%)                                                      (COST $337,963,546)                     355,579,993(##)
      72,600  Lexmark International                                    Liabilities, less cash, receivables
               Group                      4,186,116(*)(E)               and other assets [(43.8%)]            (108,274,243)
                                                                                                             -------------------
TRANSPORTATION (1.1%)
      63,000  Frontline Ltd. ADR          2,426,130(E)                 TOTAL NET ASSETS (100.0%)           $   247,305,750
      10,700  Ship Finance                                                                                   -------------------
               International                212,930(E)
                                      -------------------
                                          2,639,060

UTILITIES (3.8%)
      83,900  National Fuel Gas           3,049,765(E)
      99,600  TXU Corp.                   6,226,992(E)
                                      -------------------
                                          9,276,757

UTILITIES, ELECTRIC & GAS (1.4%)
      74,700  Edison International        3,110,508
       4,700  Entergy Corp.                 367,681
                                      -------------------
                                          3,478,189

TOTAL COMMON STOCKS
(COST $223,691,732)                     241,308,179
                                      -------------------


See Notes to Schedule of Investments

                                                     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Socially Responsive Portfolio
-----------------------------------------------------
NUMBER OF SHARES                       MARKET VALUE($)(+)            NUMBER OF SHARES                       MARKET VALUE($)(+)
COMMON STOCKS (94.6%)                                                     115,145  Newfield Exploration        4,437,688(*)

AUTOMOTIVE (5.5%)                                                                                           ---------------
     151,600  BorgWarner, Inc.            8,666,972                                                            6,630,025
      58,800  Toyota Motor ADR            6,403,320                  PHARMACEUTICAL (7.1%)
                                        --------------                    161,700  Novartis AG ADR             9,449,748
                                         15,070,292                        14,425  Novo Nordisk A/S ADR        1,074,951
BANKING & FINANCIAL (7.1%)                                                119,550  Novo-Nordisk A/S Class B    8,885,150
     263,700  Bank of New York            9,298,062                                                         ---------------
     163,500  State Street               10,202,400                                                           19,409,849
                                        --------------
                                         19,500,462                  REAL ESTATE (0.3%)
BUSINESS SERVICES (2.7%)                                                   12,300  AMB Property                  677,853
     119,680  Manpower Inc.               7,332,794
                                                                     TECHNOLOGY (3.4%)
CABLE SYSTEMS (8.3%)                                                      335,200  National Instruments        9,164,368
     254,875  Comcast Corp. Class A
              Special                     9,381,949(*)               TECHNOLOGY - SEMICONDUCTOR (9.4%)
     483,500  Liberty Global Class A     12,445,290(*)                    686,325  Altera Corp.               12,614,653(*)
      29,866  Liberty Global Class C        748,442(*)                    392,875  Texas Instruments          13,063,094
                                        --------------                                                      ---------------
                                         22,575,681                                                           25,677,747
CONSUMER DISCRETIONARY (2.8%)                                        TECHNOLOGY - SEMICONDUCTOR CAPITAL EQUIPMENT (2.9%)
     136,325  Target Corp.                7,531,956                       590,350  Teradyne, Inc.              7,769,006(*)

CONSUMER STAPLES (1.2%)                                              TRANSPORTATION (2.7%)
      68,325  Costco Wholesale            3,394,386                       172,295  Canadian National
                                                                                   Railway                     7,226,052
ENERGY (1.7%)
      72,450  BP PLC ADR                  4,751,271                  UTILITIES (4.2%)
                                                                          357,700  National Grid               4,470,514
FINANCIAL SERVICES (7.6%)                                                 112,929  National Grid ADR           7,079,519
     211,300  Citigroup Inc.             10,495,271                                                         ---------------
      84,600  Freddie Mac                 5,611,518                                                           11,550,033
      27,800  Goldman Sachs Group         4,702,926                  TOTAL COMMON STOCKS
                                        --------------               (COST $239,971,607)                     258,334,341
                                         20,809,715                                                         ---------------
HEALTH PRODUCTS & SERVICES (3.8%)                                    PRINCIPAL AMOUNT
     209,000  UnitedHealth Group         10,282,800                  REPURCHASE AGREEMENT (4.4%)
                                                                     $   12,054,000 State Street Bank and Trust Co.,
INDUSTRIAL (7.1%)                                                                   Repurchase Agreement, 4.95%, due
      81,150  3M Co.                      6,039,183                                 10/02/06, dated 9/30/06, Maturity
     194,800  Danaher Corp.              13,376,916                                 Value $12,058,972, Collateralized by
                                        --------------                              $12,265,000 Fannie Mae, 4.50%, due
                                         19,416,099                                 10/15/08 (Collateral Value $12,418,313)
INSURANCE (5.7%)
     155,700  Progressive Corp.           3,820,878                                   (COST $12,054,000)      12,054,000(#)
     311,575  Willis Group Holdings      11,839,850                                                         ---------------
                                        --------------
                                         15,660,728                  TOTAL INVESTMENTS (99.0%)
LIFE SCIENCE TOOLS & SUPPLIES (1.9%)                                 (COST $252,025,607)                     270,388,341(##)
      86,125  Millipore Corp.             5,279,463(*)
                                                                     Cash, receivables and other assets,
MEDIA (6.8%)                                                           less liabilities (1.0%)                 2,836,393
     257,025  E.W. Scripps               12,319,208                                                         ---------------
     309,350  Liberty Media Holding
              Interactive Class A         6,304,553(*)               TOTAL NET ASSETS (100.0%)              $273,224,734
                                        --------------                                                      ---------------
                                         18,623,761
OIL & GAS (2.4%)
      62,300  Cimarex Energy              2,192,337


See Notes to Schedule of Investments

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by each fund are valued at the latest sale price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman AMT International Portfolio, which are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by each fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The funds value all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)   At cost, which approximates market value.

(##) At September 30, 2006, selected fund information on a U.S. federal income tax basis was as follows:


                                                                            GROSS         GROSS  NET UNREALIZED
      NEUBERGER BERMAN                                                 UNREALIZED    UNREALIZED    APPRECIATION
                                                              COST   APPRECIATION  DEPRECIATION  (DEPRECIATION)
      BALANCED PORTFOLIO ("BALANCED")                  $59,694,888    $13,436,289      $641,656     $12,794,633
      FASCIANO PORTFOLIO                                20,841,193      2,512,973       811,296       1,701,677
      GROWTH PORTFOLIO                                 124,467,776     52,951,944     1,370,245      51,581,699
      GUARDIAN PORTFOLIO                               118,571,197     37,993,856     1,374,023      36,619,833
      HIGH INCOME BOND PORTFOLIO ("HIGH INCOME")         4,810,617         39,941        41,175         (1,234)
      INTERNATIONAL PORTFOLIO ("INTERNATIONAL")        206,979,555     10,221,323     6,349,403       3,871,920
      LIMITED MATURITY BOND PORTFOLIO ("LIMITED
       MATURITY")                                      380,056,808      1,103,551     3,515,134     (2,411,583)
      MID-CAP GROWTH PORTFOLIO                         498,416,876    188,724,593     5,132,408     183,592,185
      PARTNERS PORTFOLIO                               471,594,524    135,768,605    17,844,944     117,923,661
      REGENCY PORTFOLIO                                338,636,747     30,528,302    13,585,056      16,943,246
      SOCIALLY RESPONSIVE PORTFOLIO                    252,142,045     20,334,862     2,088,566      18,246,296

(*)   Non-income producing security.

(E)   All or a portion of this security is on loan.

(++)  Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.

(@)   Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime
      Money.


(n)   Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule
      144A and have been deemed by the investment manager to be liquid. At September 30, 2006, these securities amounted to $814,434, $818,375, $406,692 and $11,064,147 or 1.13%, 17.04%, .19% and 2.96% of net assets for Balanced, High Income, International and Limited Maturity, respectively.

(N)   Restricted security subject to restrictions on resale under federal securities laws. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. These securities have been deemed by the investment manager to be liquid. The list below does not include other securities registered under Rule 144A, which may also be deemed to be restricted.

---------------------------------------------------------------------------------------------------------
                                                                 ACQUISITION                       VALUE
                                                                        COST                  PERCENTAGE
 NEUBERGER BERMAN    RESTRICTED    ACQUISITION    ACQUISITION     PERCENTAGE         VALUE     OF FUND'S
                       SECURITY           DATE           COST      OF FUND'S         AS OF    NET ASSETS
                                                                  NET ASSETS      SEPT 30,    AS OF SEPT
                                                                       AS OF          2006      30, 2006
                                                                 ACQUISITION
                                                                        DATE
---------------------------------------------------------------------------------------------------------
 INTERNATIONAL       Great          07/29/2005       7,269          0.41%            $4,507       0.002%
 PORTFOLIO           Canadian
                     Gaming
---------------------------------------------------------------------------------------------------------

(u)   Floating rate securities are securities whose yields vary with a designated market index or market rate.
      These securities are shown at their current rates as of September 30, 2006.

(^)   Principal amount is stated in the currency in which the security is denominated.

      EUR = Euro Currency

     At September 30, 2006, open forward foreign currency contracts for Balanced were as follows:
     -------------------------------------------------------------------------------------------------------
                                               IN                                                       NET
                       CONTRACTS TO      EXCHANGE     SETTLEMENT                                 UNREALIZED
                            DELIVER           FOR           DATE          VALUE   APPRECIATION/(DEPRECIATION)
     -------------------------------------------------------------------------------------------------------
     BUY
     -------------------------------------------------------------------------------------------------------
     Euro Dollar        235,000 EUR      $299,367       12/12/06       $299,343                       ($24)
     -------------------------------------------------------------------------------------------------------
     SELL
     -------------------------------------------------------------------------------------------------------
     Euro Dollar      1,131,000 EUR    $1,440,916       12/12/06     $1,440,666                       $250
     -------------------------------------------------------------------------------------------------------

     At September 30, 2006, open forward foreign currency contracts for Limited Maturity were as follows:
     ------------------------------------------------------------------------------------------------------
                          CONTRACTS TO      IN EXCHANGE     SETTLEMENT                   NET UNREALIZED
        SELL                   DELIVER              FOR           DATE         VALUE       DEPRECIATION
     ------------------------------------------------------------------------------------------------------
        Euro Dollar      7,075,000 EUR       $9,013,691       12/12/06    $9,012,126             $1,565
     ------------------------------------------------------------------------------------------------------

      At September 30, 2006, open positions in financial futures contracts for Balanced were as follows:

                                                                      UNREALIZED
      EXPIRATION                       OPEN CONTRACTS    POSITION   APPRECIATION
      December 2006    16 U.S. Treasury Notes, 2 Year        Long         $8,582

      At September 30, 2006, open positions in financial futures contracts for Limited Maturity were as follows:

                                                                      UNREALIZED
      EXPIRATION                        OPEN CONTRACTS   POSITION   APPRECIATION
      December 2006    110 U.S. Treasury Notes, 2 Year       Long        $40,602


(O) All or a portion of this security was purchased on a when-issued basis. At September 30, 2006, these securities amounted to $39,193 or 0.82% of net assets for High Income.

(OO) All or a portion of this security is segregated as collateral for either when-issued purchase commitments, financial futures contracts or forward foreign currency contracts.














For information on the funds' significant accounting policies, please refer to the funds' most recent semi-annual financial statements.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

FOCUS PORTFOLIO

The fund has ceased the public offering of its shares on September 22, 2006, and had no assets at the close of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended the ("Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust


By: /s/ Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: November 29, 2006


By: /s/ John M. McGovern
    -----------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: November 29, 2006